JOHN HANCOCK MASSACHUSETTS TAX-FREE INCOME FUND

                       Class A, Class B and Class C Shares
                       Statement of Additional Information


                   January 1, 2003 revised as of July 15, 2003


This Statement of Additional Information provides information about John Hancock Massachusetts Tax-Free Income Fund (the "Fund"), in addition to the information that is contained in the combined Tax-Free Income Funds' current Prospectus (the "Prospectus"). The Fund is a non-diversified series of the John Hancock Tax-Exempt Series Fund (the "Trust").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus. This Statement of Additional Information incorporates by reference the Fund's Annual Report. A copy of the Prospectus or Annual Report can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                 1-800-225-5291

                                TABLE OF CONTENTS

                                                                                Page
Organization of the Fund.....................................................     2
Investment Objective and Policies............................................     2
Special Risks................................................................    14
Investment Restrictions......................................................    17
Those Responsible for Management.............................................    19
Investment Advisory and Other Services.......................................    27
Distribution Contracts.......................................................    30
Sales Compensation...........................................................    32
Net Asset Value..............................................................    34
Initial Sales Charge on Class A and Class C Shares...........................    34
Deferred Sales Charge on Class B and Class C.................................    37
Special Redemptions..........................................................    41
Additional Services and Programs.............................................    41
Purchases and Redemptions Through Third Parties..............................    43
Description of the Fund's Shares.............................................    43
Tax Status...................................................................    44
State Income Tax Information.................................................    49
Calculation of Performance...................................................    50
Brokerage Allocation.........................................................    53
Transfer Agent Services......................................................    56
Custody of Portfolio.........................................................    56
Independent Accountants......................................................    56
Appendix A-Description of Investment Risk....................................   A-1
Appendix B-Description of Bond Ratings.......................................   B-1
Financial Statements.........................................................   F-1

ORGANIZATION OF THE FUND

The Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust in March 1987 under the laws of The Commonwealth of Massachusetts.

John Hancock Advisers, LLC (prior to February 1, 2002, John Hancock Advisers, Inc. (the "Adviser") is the Fund's investment adviser. The Adviser is an indirect wholly-owned subsidiary of John Hancock Life Insurance Company (formerly John Hancock Mutual Life Insurance Company) (the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts. The Life Company is a wholly owned by John Hancock Financial Services, Inc., a Delaware Corporation, organized in February, 2000.

INVESTMENT OBJECTIVE AND POLICIES

The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus. Appendix A contains further information describing investment risks. The investment objective of the Fund is not fundamental and may be changed by the Trustees without shareholder approval. There is no assurance that the Fund will achieve its investment objective.

The Fund's objective is to provide investors with current income excludable from gross income for Federal income tax purposes and exempt from the personal income tax of Massachusetts. The Fund seeks to provide the maximum level of tax-exempt income that is consistent with preservation of capital.

The policy of the Fund requiring that under normal circumstances at least 80% of the Fund's net assets consist of Tax-Exempt Bonds is fundamental and may not be changed by the Trustees without shareholder approval.

As required by SEC Rule 35d-1, the following fundamental investment policy has been added: The Fund normally invests at least 80% of its Assets in securities of any maturity exempt from federal and Massachusetts personal income taxes. "Assets" is defined as net assets plus the amount of any borrowings for investment purposes.

Non-Diversification. The Fund is registered as a "non-diversified" investment company, permitting the Adviser to invest more than 5% of the assets of the Fund in the obligations of any one issuer. Since a relatively high percentage of the Fund's assets may be invested in the obligations of a limited number of issuers, the value of Fund shares may be more susceptible to any single economic, political or regulatory event than the shares of a diversified investment company.

Additional Risks. Securities in which the Fund may invest are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or, as the case may be, the Massachusetts legislature extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any one or more issuers to pay when due principal of and interest on their tax-exempt securities may be materially affected.

From time to time, proposals have been introduced before Congress which would adversely affect the Federal income tax consequences of holding tax-exempt securities. Federal tax legislation enacted primarily during the 1980's limits the types and amounts of tax-exempt securities issuable for certain purposes, especially industrial development bonds and other types of "private activity" bonds. Such limits may affect the future supply and yields of these types of tax-exempt securities. Further proposals limiting the issuance of tax-exempt securities may well be introduced in the future. If it appeared that the availability of tax-exempt securities for investment by the Fund and the value of the Fund's investments could be materially affected by such changes in law, the Trustees would reevaluate the Fund's investment objective and policies and consider changes in the structure of the Fund or its dissolution.

All of the investments of the Fund will be made in:

      (1) tax-exempt securities which at the time of purchase are rated BB or better by Standard & Poor's Ratings Group ("S&P"), or Fitch Investors Services, Inc. ("Fitch") or Ba by Moody's Investors Service, Inc. ("Moody's"). Alternatively, the bonds may be unrated but considered by the Adviser to be of comparable quality. Not more than one-third of the Fund's total assets will be invested in Tax-Exempt Bonds rated lower than A or determined to be of comparable quality.

      (2) Notes of issuers having an issue of outstanding tax-exempt securities rated at least A by S&P, Moody's or by Fitch, or notes which are guaranteed by the U.S. Government or rated MIG-1 or MIG-2 by Moody's, or unrated notes which are determined to be of comparable quality by the Adviser.

      (3) Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some obligations issued by an agency or instrumentality may be supported by the full faith and credit of the U.S. Treasury, while others may be supported only by the credit of the particular Federal agency or instrumentality.

      (4) Commercial paper which is rated A-1 or A-2 by S&P, P-1 or P-2 by Moody's, or at least F-1 by Fitch, or which is not rated, but is considered by the Adviser to be of comparable quality; obligations of banks with $1 billion of assets and cash equivalents, including certificates of deposit, bankers acceptances and repurchase agreements. Ratings of A-2 or P-2 on commercial paper indicate a strong capacity for timely payment, although the relative degree of safety is not as high as for issuers designated A-1 or P-1. Appendix B contains further information about ratings.

Tax-Exempt Securities. These are debt securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is excludable from gross income for Federal income tax purposes, without regard to whether the interest income thereon is exempt from the personal income tax of any state.

Tax-exempt securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which tax-exempt securities may be issued include the refunding of outstanding obligations or obtaining funds for general operating expenses.

In addition, certain types of "private activity bonds" may be issued by public authorities to finance privately operated housing facilities and certain local facilities for water supply, gas, electricity, sewage or solid waste disposal or student loans, or to obtain funds to lend to public or private institutions for the construction of facilities such as educational, hospital and housing facilities. Such private activity bonds are included within the term tax-exempt securities if the interest paid thereon is excluded from gross income for Federal income tax purposes.

The interest income on certain private activity bonds (including the Fund's distributions to its shareholders attributable to such interest) may be treated as a tax preference item under the Federal alternative minimum tax. The Fund will not include tax-exempt securities generating this income for purposes of measuring compliance with the 80% fundamental investment policy described in the Prospectus.

Other types of private activity bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may also constitute tax-exempt securities, but current Federal tax law places substantial limitations on the size of such issues.

Yields. The yields or returns on tax-exempt bonds depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the tax-exempt securities market, the size of a particular offering, the maturity of the obligation and the rating (if any) of the issue. The ratings of Moody's, Fitch and S&P represent their opinions as to the quality of various tax-exempt securities which they undertake to rate. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, tax-exempt securities with the same maturity and interest rate with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, due to such factors as changes in the overall demand or supply of various types of tax-exempt securities or changes in the investment objectives of investors.

The market value of debt securities which carry no equity participation usually reflects yields generally available on securities of similar quality and type. When such yields decline, the market value of a portfolio already invested at higher yields can be expected to rise if such securities are protected against early call. In general, in selecting securities, the portfolio manager of the Fund intends to seek protection against early call. Similarly, when such yields increase, the market value of a portfolio already invested at lower yields can be expected to decline. The Fund may invest in debt securities which sell at substantial discounts from par. These securities are low coupon bonds which, during periods of high interest rates, because of their lower acquisition cost tend to sell on a yield basis approximating current interest rates.

Municipal Bonds. Municipal bonds generally are classified as either general obligation bonds or revenue bonds. General obligation bonds are backed by the credit of an issuer having taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation of the issuer's legislative body. Revenue bonds, by contrast, are payable only from the revenues derived from a particular project, facility or a specific revenue source. They are not generally payable from the unrestricted revenues of the issuer.

"Moral Obligation" Bonds. With "moral obligation" bonds, the Fund does not currently intend to invest in so-called "moral obligation" bonds, where repayment is backed by a moral commitment of an entity other than the issuer, unless the credit of the issuer itself, without regard to the "moral obligation," meets the investment criteria established for investments by the Fund.

Tax-Exempt Notes. Tax-exempt notes generally are used to provide for short-term capital needs and generally have maturities of one year or less. Tax-exempt notes include:

Project Notes. Project notes are backed by an agreement between a local issuing agency and the Federal Department of Housing and Urban Development ("HUD") and carry a United States

Government guarantee. These notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and urban renewal programs). Although they are the primary obligations of the local public housing agencies or local urban renewal agencies, the HUD agreement provides for the additional security of the full faith and credit of the United States Government. Payment by the United States pursuant to its full faith and credit obligation does not impair the tax-exempt character of the income from Project Notes.

Tax-Anticipation Notes. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various tax revenues, such as income, sales, use and business taxes, and are specifically payable from these particular future tax revenues.

Revenue Anticipation Notes. Revenue anticipation notes are issued in expectation of receipt of specific types of revenue, other than taxes, such as federal revenues available under Federal Revenue Sharing Programs.

Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the funds for the repayment of the notes.

Construction Loan Notes. Construction loan notes are sold to provide construction financing. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment by the Government National Mortgage Association to purchase the loan, accompanied by a commitment by the Federal Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided by the commitments of banks to purchase the loan.

Commercial Paper. Issues of commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by agencies of state and local governments to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax- exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

Ratings As Investment Criteria.

Lower Rated High Yield "High Risk" Debt Obligations. The Fund may invest in high yielding, fixed income securities rated below Baa by Moody's or BBB by S&P or Fitch or which are unrated but are considered by the Adviser to be of comparable quality. Ratings are based largely on the historical financial condition of the issuer. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. Bonds rated BB or Ba are generally referred to as junk bonds. See "Appendix B" attached hereto.

The values of lower-rated securities and those which are unrated but which are considered by the Adviser to be of comparable quality generally fluctuate more than those of high-rated securities. These securities involve greater price volatility and risk of loss of principal and income. In addition, the lower rating reflects a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower-rated securities generally respond to short-term market developments to a greater extent than for higher rated securities, because these developments are perceived to have a more direct relationship to the issuer's ability to meet its ongoing debt obligations.

Although the Adviser seeks to minimize these risks through diversification, investment analysis and attention to current developments in interest rates and economic conditions, there can be no assurance that the Adviser will be successful in limiting the Fund's exposure to the risks associated with lower rated securities. Because the Fund invests in securities in the lower rated categories, the achievement of the Fund's goals is more dependent on the Adviser's ability than would be the case if the Fund was investing in securities in the higher rated categories.

Ratings. Ratings for Bonds issued by various jurisdictions are noted herein. Such ratings reflect only the respective views of such organizations, and an explanation of the significance of such ratings may be obtained from the rating agency furnishing the same. There is no assurance that a rating will continue for any given period of time or that a rating will not be revised or withdrawn entirely by any or all of such rating agencies, if, in its or their judgment, circumstances so warrant. Any downward revision or withdrawal of a rating could have an adverse effect on the market prices of any of the bonds described herein.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid securities. The Trustees have adopted guidelines and delegated to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Participation Interests. Participation interests may take the form of interests in or of a lending syndicate. The Fund's investments in participation interests may be subject to its 15% net assets limitation on investments in illiquid securities. The fund may purchase only those participation interest that mature in 60 days or less or, if maturing in more than 60 days, that have a floating rate that is automatically adjusted at least once every 60 days. Participation interests in municipal lease obligations will not be considered illiquid for purposes of the Fund's 15% limitation on illiquid securities provided the Adviser determines that there is a readily available market for such securities.

In reaching liquidity decisions, the Adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.) With respect to municipal lease obligations, the Adviser also considers: (1) the willingness of the municipality to continue, annually or biannually, to appropriate funds for payment of the lease; (2) the general credit quality of the municipality and the essentiality to the municipality of the property covered by the lease; (3) an analysis of factors similar to that performed by nationally recognized statistical rating organizations in evaluating the credit quality of a municipal lease obligation, including (i) whether the lease can be canceled; (ii) if applicable, what assurance there is that the assets represented by the lease can be sold; (iii) the strength of the lessee's general credit (e.g., its debt, administrative, economic and financial characteristics); (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an event of nonappropriation); and (v) the legal recourse in the event of failure to appropriate; and (4) any other factors unique to municipal lease obligations as determined by the Adviser.

Repurchase Agreements. The Fund may enter into repurchase agreements for the purpose of realizing additional (taxable) income. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income, a decline in value of the underlying securities or lack of access to income during this period and the expense of enforcing its rights.

Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. The Fund will not enter into reverse repurchase agreements and other borrowings exceeding in the aggregate 33 1/3% of the market value of its total assets. To minimize various risks associates with reverse repurchase agreements, the Fund will establish a separate account consisting of highly liquid, marketable securities in an amount at least equal to the repurchase prices of these securities (plus accrued interest thereon) under such agreements. In addition, the Fund will not purchase additional securities while all borrowings are outstanding. The Funds will enter into reverse repurchase agreements only with federally insured banks or savings and loan associations which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Options on Securities and Securities Indices. The Fund may purchase and write
(sell) call and put options on any securities in which it may invest on any securities index based on securities in which it may invest. These options may be listed on national domestic securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities written by the Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by the Fund obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities in a segregated account with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts") in the market value of securities of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities. Under certain circumstances, the Fund may not be treated as the tax owner of a security if the Fund has purchased a put option on the same security. If this occurred, the interest on the security would be taxable.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.

Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates and securities prices, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities, securities indices, and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies With Future Contracts. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire. When securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated decline in market prices that would adversely affect the value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities to alter the investment characteristics of portfolio securities or to gain or increase its exposure to a particular securities market.

Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between the Fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Structured or Hybrid Notes. The Fund may invest in "structured" or "hybrid" notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed income securities or interest rates. Examples of these benchmarks include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows the Fund to gain exposure to the benchmark market while fixing the maximum loss that the Fund may experience in the event that market does not perform as expected. Depending on the terms of the note, the Fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; the Fund's loss cannot exceed this foregone interest and/or principal. An investment in structured or hybrid notes involves risks similar to those associated with a direct investment in the benchmark asset.

Indexed Securities. The Fund may invest in indexed securities, including floating rate securities that are subject to a maximum interest rate ("capped floaters") and leveraged inverse floating rate securities ("inverse floaters") (up to 10% of the Fund's total assets). The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in a relation to one or more interest rates, financial indices, or other financial indicators ("reference prices"). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market charges in interest rates or other reference prices.

Risk Associated With Specific Types of Derivative Debt Securities. Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. The risk of early prepayments is the primary risk associated with interest only debt securities ("IOs"), super floaters and other leveraged floating rate instruments. In some instances, early prepayments may result in a complete loss of investment in certain of these securities. The primary risks associated with certain other derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates.

Derivative debt securities include floating rate securities based on the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating rate securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), leveraged inverse floating rate securities ("inverse floaters"), principal only debt securities ("POs") and certain residual or support branches of index amortizing notes. Index amortizing notes are subject to extension risk resulting from the issuer's failure to exercise its option to call or redeem the notes before their stated maturity date. Leveraged inverse IOs present an especially intense combination of prepayment, extension and interest rate risks.

Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. X- reset floaters have a coupon that remains fixed for more than one accrual period. Thus, the type of risk involved in these securities depends on the terms of each individual X-reset floater.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Swaps, Caps, Floors and Collars. As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, and other types of swap agreements such as caps, collars and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterpart's ability to perform, and may decline in value if the counterpart's credit worthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. The Fund will maintain in a segregated account with its custodian, cash or liquid, high grade debt securities equal to the net amount, if any, of the excess of the Fund's obligations over its entitlement with respect to swap, cap, collar or floor transactions.

Lending of Securities. For purposes of realizing additional (taxable) income, the Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value exceeding 33 1/3% of its total assets.

Short-Term Trading and Portfolio Turnover. The Fund may attempt to maximize current income through short-term portfolio trading. This will involve selling portfolio instruments and purchasing different instruments to take advantage of yield disparities in different segments of the market for government obligations. Short- term trading may have the effect of increasing portfolio turnover rate. The portfolio turnover rate for the Fund is calculated by dividing the lower of that Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of all securities whose maturities at the time of acquisition were 1 year or less) by the monthly average value of the securities in the Fund during the year. A high rate of portfolio turnover (100% or greater) involves correspondingly higher brokerage expenses. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.

Special Risks

The following information as to certain special risks associated with investing in Massachusetts constitutes only a brief summary and does not purport to be a complete description of the considerations associated with such investments. The information is based in part on information from official statements related to securities offerings of Massachusetts issuers and is believed to be accurate.

MASSACHUSETTS TAX-EXEMPT BONDS

Economic expansion in Massachusetts has slowed considerably in the first ten months of 2001, and the pace of growth is expected to continue to drop in the last calendar quarter of 2001. While every industry is showing signs of slowing, the manufacturing sector appears particularly weak. Financial services and information technology firms are also expected to experience large layoffs. These trends are similar to those of the national economy, although emerged in Massachusetts several months later than in many other state economies.

The recent slowdown follows what was a prolonged and robust expansion for the Massachusetts economy that lasted well into calendar 2000. However, beginning in 2001, the nation as a whole has experienced slower growth, and Massachusetts has followed suit. As of August 2002, the Ma unemployment rate had risen to 5.2%, however it remained below the national average of 5.7%. While overall growth is down, the State has maintained its competitive position versus the US and New England Economies. Household incomes remain among the highest in the nation, and Massachusetts has accounted for a steadily increasing percentage of the overall New England Wage and Salary disbursements in every year since 1991. As of August, 2002 hourly earnings were up 1.75% from the prior year.

Despite slower growth in recent months, the Massachusetts economy is now well diversified, with lower employment concentration than during previous periods of expansion. Massachusetts remains well positioned in the knowledge and information-based economies, and despite exposure to high technology-based industries, real estate, and finance, the state remains one of the faster growing economies in the nation. The continued diversification does not make the economy immune from potential overheating, particularly in the volatile mutual fund industry and information technology sector, as evidenced by large layoffs in recent months at large employers such as Lucent and Cisco.

The Commonwealth is currently rated Aa2 by Moody's Investor Services; AA- by Standard & Poors' and AA- by Fitch Ratings.

Current Fiscal Year

Fiscal 2003

Against the backdrop of a slowing economy, the Commonwealth has been forced to reduce its estimated tax revenues for FY 2003 several times. The Legislature passed the budget some 3 weeks late after enacting several tax increases estimated to provide and additional $1.241 billion to 2003 collections. Acting Governor Swift vetoed these increases, but the legislature overrode the Governor's veto. The fiscal 2003 General Appropriations bill ("GAA") assumed 2003 tax revenues would amount to $15.393 billion. The GAA cut spending by reducing Medicaid eligibility, by adjusting the pharmacy reimbursement methodology, by utilizing 100% of annual tobacco settlement payment (approximately $290 million) as well as $917 million in reserves from the following sources: $790 million from the Stabilization Fund, $75 million from Caseload Mitigation Fund, $32 million from the Ratepayer Parity Trust and $20 million from the clean elections fund. The Governor used her veto to reduce the Stabilization Fund transfer to $550 million from $790 million.

On October 17, 2002, the Secretary of Administration and Finance reduced the official fiscal 2003 tax revenue estimate by $247 million to $15.145 billion. The Executive Office for Administration and Finance now expects that the Massachusetts economy will recover more slowly than was projected at the time the consensus revenue estimate was agreed upon in July 2002. The net reduction affects both baseline tax revenue projections and the July 19, 2002 tax increase legislation discussed above. The Executive Office for Administration and Finance now projects a $297 million statutory deficit against the budget adopted in the fiscal 2003 GAA.

In response to the lower tax revenue estimate, the Acting Governor reduced allotments to certain budgetary accounts in the amount of $98 million to partially address the anticipated revenue shortfall. On October 23, 2002, the Acting Governor filed legislation that included technical corrections and other proposals designed to maximize federal reimbursements and improve the budget by a further $23 million. The acting Governor also asked the Legislature to reconsider a number of the Administration's proposals to further reduce the deficit.

The Commonwealth's Central Artery/Ted Williams Tunnel Project, the largest public works project to date in the US, was 84.3% complete as of September 30, 2002. As of that date, approximately $12.7 billion was under contract or agreement and approximately 90% of all construction scope was under contract. Current trends indicate opening dates phased between December 2002 and estimates substantial completion by February 2005. While later than milestone dates identified in the October 2002 Finance Plan, the above dates are covered by schedule cost contingency. The October 2002 Finance plant, the CA/T Project projected a budget of $14.625 billion, including contingency funding of $334.9 million. The CA/T finance plant has not yet been approved by the Federal Highway Administration ("FHWA"), with the result that commencing October 1, 2002, the US Department of Transportation is withholding future obligation of federal funds for the project. This withholding is not expected to adversely affect CA/T Project cash flow, assuming that federal approval is obtained by August 31, 2003. The CA/T project has been reviewed closely by the US Department of Transportation and the GAO. On July 26, 2002 FHWA announced its estimate of the total CA/T project cost to be $14.46 billion. The Commonwealth's independent auditor, announced in September 2002 that it did not recommend an increase to the overall CA/T budget of $14.625 billion.

Over time numerous cost overruns and delays in milestone completion have continually increased the costs of completion on the CA/T project. The current weak economy and resolution of contractor claims, including global settlements, at amounts lower, and/or received later, than anticipated by contractors, among other factors, create cash flow and credit issues for affected CA/T Project contractors. Such financial difficulty could affect the ability of a contractor to complete CA/T Project contract work. If an affected contractor with significant critical path contract work toward an overall project completion milestone were to become insolvent, or otherwise fail to complete its contract work, it is possible that there would be a substantial and material impact on CA/T Project schedule and cost.

On November 5, 2002, the Commonwealth elected a new Governor, W. Mitt Romney, a new Lieutenant Governor, Kerry Healey and a new Treasurer and Receiver-General, Timothy Cahill, to take office in January 2003.

Prior Fiscal Years

Fiscal 2002 The attacks of September 11th exacerbated existing downward economic trends, including job losses, slower personal income growth, and poor stock market performance. As a result, tax revenues underperformed in FY 2002, while expenditures rose unexpectedly. The Acting Governor's bill to transfer $102 million of pay as you go capital expenditures into long term bonding was enacted on April 23, 2002. Additional supplemental appropriations were filed in May, 2002 and August 2002 to ensure sufficient funding for FY 2002 expenditures. Overall, revenue collections declined by some 14.6%. The budget shortfall of some $1.6 billion was balanced by a combination of budget cuts and the use of reserve funds. General fund balances were reduced by $700 million, and the Stabilization Fund was reduced by $833 million. At Fiscal year end the Commonwealth's ending fund balance totaled only $1.388 billion, down $1.6 billion from FY 2001's balance of $3.0 billion.

Fiscal 2001 The Commonwealth closed the fiscal year 2001 with an excess of Revenues over Expenditures of $726.9 million. Total revenues were $23.8 billion versus expenditures of $23.1 billion. During the year, some $645 million of sales tax receipts were dedicated to the Massachusetts Bay Transportation Authority as a result of forward funding legislation.

On November 7, 2000 Massachusetts voters approved an income tax rate reduction that would lower the personal income tax rate on Part B taxable income from 5.95% to 5.6% for tax year 2001; 5.3% for tax year 2002; and 5% for tax year 2003 and thereafter. The Joint Committee on Taxation estimated that income tax revenues will be reduced by $2.7 billion over 4 years due to the reduced tax rate.

Credit Factors

Massachusetts has one of the highest debt loads among the states. Debt levels rank third highest among the 50 states, both on a per capita basis and as a percentage of personal income. This debt burden will remain high, given continued large capital commitments and construction risks associated with the Central Artery Tunnel project. Debt per capita is $2,580, compared to the state median of $422 and debt, as a percent of personal income is 8.5%, compared to the median of 2.1%. Financing of the $14.6 billion Central Artery Tunnel Project remains a concern. Forty-five percent (45%) of the funding is to come from federal aid (with a cap of $8.5 billion) with the remainder from bondings and contributions from the Commonwealth, the Turnpike Authority and the Port Authority. Ultimately, the Commonwealth is responsible for any shortfalls in federal funding or increased costs.

In February 2000, the Massachusetts Turnpike Authority identified an estimated $1.4 billion in additional cash needs for the Central Artery Tunnel project. Additional revisions have since increased the cost estimate to $14.6 billion. The increased costs are attributed to several factors, including change orders under existing contracts due to the complexity of construction requirements, increased estimates of contracts not yet awarded and additional project management expenses.

In November 2000, the voters approved a petition to gradually reduce the state's personal income tax rate to 5.0% by January 2003. The Commonwealth projects this tax cut will cost $135 million in fiscal 2001, $457 million in fiscal 2002, $883 million in fiscal 2003 and $1.15 billion in fiscal 2004. If revenues continue to fall, the Commonwealth will have to employ greater spending discipline to achieve budget balance.

Total personal income in Massachusetts grew by more than 35% between 1995 and 2000, and outperformed the national and New England averages, despite only a moderate gain in population. Recent moderation in per capital personal income growth have decreased the annual growth to +1.9% in 2000 from a very strong +6.0% in 1999 and a very strong 9.9% in 2000. 2001 estimates indicate per capita income declined for the first time in a decade, with income down some 2%. However, Massachusetts remains one of the wealthiest states, with per capita income at some 128% of the U.S. level in 2001, and per capita income gained relative to the nation in each of the last five years. The August 2002 unemployment rate of 5.2% remained below the 5.7% national average.

The investment objectives and policies described above under the caption "Investment Objective and Policies" are not fundamental and may be changed by the Trustees without shareholder approval.

Investment Restrictions

Fundamental Investment Restrictions. The fundamental investment restrictions will not be changed for the Fund without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means the approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund's outstanding shares.

The Fund may not:

      (1)   Issue senior securities, except as permitted by paragraphs (2) and
            (7) below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, and repurchase agreements entered into in accordance with the Fund's investment policies, and the pledge, mortgage or hypothecation of the Fund's assets within the meaning of paragraph (3) below are not deemed to be senior securities.

      (2) Borrow money, except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not purchase securities while borrowings are outstanding.

      (3) Pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted by paragraph (2) above and then only if such pledging, mortgaging or hypothecating does not exceed 10% of the Fund's total assets taken at market value.

      (4) Act as an underwriter, except to the extent that in connection with the disposition of Fund securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933. The Fund may also participate as part of a group in bidding for the purchase of Tax- Exempt Bonds directly from an issuer in order to take advantage of the lower purchase price available to members of such groups.

      (5) Purchase or sell real estate or any interest therein, but this restriction shall not prevent the Fund from investing in Tax-Exempt Bonds secured by real estate or interests therein.

      (6) Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies in an amount up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

      (7) Purchase or sell commodities or commodity contracts or puts, calls or combinations of both, except options on securities, securities indices, currency and other financial instruments, futures contracts on securities, securities indices, currency and other financial instruments and options on such futures contracts, forward commitments, interest rate swaps, caps and floors, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

      (8) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of each investment. (Tax- Exempt Bonds and securities issued or guaranteed by the United States Government and its agencies and instrumentalities are not subject to this limitation.)

      (9) Purchase securities of an issuer (other than the U.S. Government, its agencies or instrumentalities), if such purchase would cause more than 10% of the outstanding voting securities of such issuer to be held by the Fund.

Non-fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval:

The Fund may not:

      (1) Except as permitted by fundamental investment restriction (4) above, participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable Fund securities with other accounts under the management of the Adviser to save commissions or to average prices among them is not deemed to result in a joint securities trading account.

      (2) Purchase securities on margin or make short sales unless by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold short and, if the right is conditional, the sale is made upon the same conditions, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

      (3) Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

      (4)   invest more than 15% of its net assets in illiquid securities.

Except with respect to borrowing money, if a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Fund's assets will not be considered a violation of the restriction.

The Fund will invest only in countries on the Adviser's Approved Country Listing. The Approved Country Listing is a list maintained by the Adviser's investment department that outlines all countries, including the United States, that have been approved for investment by Funds managed by the Adviser.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Trustees, including certain Trustees who are not "interested persons" of the Fund or Trust (as defined by the Investment Company Act of 1940) (the "Independent Trustees"), who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers or Directors of the Adviser, or officers and Director's of the Fund's principal distributor, John Hancock Funds, LLC (prior to February 1, 2002, John Hancock Funds, Inc.) ("John Hancock Funds").

--------------------------------------------------------------------------------------------------------------
                                                                                                Number of John
                             Position(s)   Trustee/                                             Hancock Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other        Overseen by
And Age                      Fund          since(2)    Directorships During Past 5 Years        Trustee
--------------------------------------------------------------------------------------------------------------
        Independent
        Trustees
--------------------------------------------------------------------------------------------------------------
Dennis S. Aronowitz          Trustee       1988        Professor of Law, Emeritus, Boston       31
Born:  1931                                            University School of Law (as of
                                                       1996); Director, Brookline
                                                       Bancorp.
--------------------------------------------------------------------------------------------------------------
Richard P. Chapman, Jr.      Trustee       1975        President and Chief Executive            31
Born: 1935                                             Officer, Brookline Bancorp., Inc.
                                                       (lending) (since 1972); Trustee,
                                                       Northeastern University
                                                       (education); Chairman and
                                                       Director, Lumber Insurance Co.
                                                       (insurance) (until 2000); Chairman
                                                       and Director, Northeast Retirement
                                                       Services, Inc. (retirement
                                                       administration) (since 1998).
--------------------------------------------------------------------------------------------------------------
William J. Cosgrove          Trustee       1991        Vice President, Senior Banker and        31
Born: 1933                                             Senior Credit Officer, Citibank,
                                                       N.A. (retired 1991); Executive
                                                       Vice President, Citadel Group
                                                       Representatives, Inc.; Director,
                                                       Hudson City Bancorp; Trustee,
                                                       Scholarship Fund for Inner City
                                                       Children (since 1986).
--------------------------------------------------------------------------------------------------------------
Richard A. Farrell           Trustee       1996        President, Farrell, Healer & Co.,        31
Born: 1932                                             Inc. (venture capital management
                                                       firm)(since 1980) and General
                                                       Partner of the Venture Capital
                                                       Fund of NE (since 1980); Trustee,
                                                       Marblehead Savings Bank (since
                                                       1994). Prior to 1980, headed the
                                                       venture capital group at Bank of
                                                       Boston Corporation.
--------------------------------------------------------------------------------------------------------------

(1) Business address for independent and interested Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

---------------------------------------------------------------------------------------------------------------
                                                                                                 Number of John
                             Position(s)   Trustee/                                              Hancock Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other         Overseen by
And Age                      Fund          since(2)    Directorships During Past 5 Years         Trustee
---------------------------------------------------------------------------------------------------------------
William F. Glavin            Trustee       1996        President Emeritus, Babson College        31
Born: 1932                                             (as of 1998); Vice Chairman, Xerox
                                                       Corporation (until 1989);
                                                       Director, Reebok, Inc. (until
                                                       2002) and Inco Ltd. (until 2002).
---------------------------------------------------------------------------------------------------------------
John A. Moore                Trustee       1996        President and Chief Executive             39
Born: 1939                                             Officer, Institute for Evaluating
                                                       Health Risks, (nonprofit
                                                       institution) (until 2001); Senior
                                                       Scientist, Sciences International
                                                       (health research)(since 1998);
                                                       Principal, Hollyhouse
                                                       (consulting)(since 2000);
                                                       Director, CIIT(nonprofit research)
                                                       (since 2002).
---------------------------------------------------------------------------------------------------------------
Patti McGill Peterson        Trustee       1996        Executive Director, Council for           39
Born: 1943                                             International Exchange of Scholars
                                                       (since 1998); Vice President,
                                                       Institute of International
                                                       Education (since 1998); Senior
                                                       Fellow, Cornell Institute of
                                                       Public Affairs, Cornell University
                                                       (until 1997); President Emerita of
                                                       Wells College and St. Lawrence
                                                       University; Director, Niagara
                                                       Mohawk Power Corporation (electric
                                                       utility).
---------------------------------------------------------------------------------------------------------------
John W. Pratt                Trustee       1996        Professor of Business                     31
Born: 1931                                             Administration Emeritus, Harvard
                                                       University Graduate School of
                                                       Business Administration (as of
                                                       1998).
---------------------------------------------------------------------------------------------------------------

(1) Business address for independent and interested Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

--------------------------------------------------------------------------------------------------------------
                                                                                                Number of John
                           Position(s)    Trustee/                                              Hancock Funds
Name, Address (1)          Held with      Officer      Principal Occupation(s) and other        Overseen by
And Age                    Fund           since(2)     Directorships During Past 5 Years        Trustee
--------------------------------------------------------------------------------------------------------------
Interested
Trustees
--------------------------------------------------------------------------------------------------------------
John M. DeCiccio (3)       Trustee        2001         Executive Vice President and Chief       61
Born: 1948                                             Investment Officer, John Hancock
                                                       Financial Services, Inc.;
                                                       Director, Executive Vice President
                                                       and Chief Investment Officer, John
                                                       Hancock Life Insurance Company;
                                                       Chairman of the Committee of
                                                       Finance of John Hancock Life
                                                       Insurance Company; Director, John
                                                       Hancock Subsidiaries, LLC, Hancock
                                                       Natural Resource Group,
                                                       Independence Investment LLC,
                                                       Independence Fixed Income LLC,
                                                       John Hancock Advisers, LLC (the
                                                       "Adviser") and The Berkeley
                                                       Financial Group, LLC ("The
                                                       Berkeley Group"), John Hancock
                                                       Funds, LLC ("John Hancock Funds"),
                                                       Massachusetts Business Development
                                                       Corporation; Director, John
                                                       Hancock Insurance Agency, Inc.
                                                       ("Insurance Agency, Inc.") (until
                                                       1999) and John Hancock Signature
                                                       Services, Inc. ("Signature
                                                       Services") (until 1997).
--------------------------------------------------------------------------------------------------------------
Maureen R. Ford (3)        Trustee,       2000         Executive Vice President, John           61
Born: 1955                 Chairman,                   Hancock Financial Services, Inc.,
                           President                   John Hancock Life Insurance
                           and Chief                   Company; Chairman, Director,
                           Executive                   President and Chief Executive
                           Officer                     Officer, the Advisers and The
                                                       Berkeley Group; Chairman,
                                                       Director, President and Chief
                                                       Executive Officer, John Hancock
                                                       Funds; Chairman, Director and
                                                       Chief Executive Officer, Sovereign
                                                       Asset Management Corporation
                                                       ("SAMCorp."); Director, John
                                                       Hancock Subsidiaries, LLC;
                                                       Independence Investment LLC,
                                                       Independence Fixed Income LLC and
                                                       Signature Services; Senior Vice
                                                       President, MassMutual Insurance
                                                       Co. (until 1999).
--------------------------------------------------------------------------------------------------------------

(1) Business address for independent and interested Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

-----------------------------------------------------------------------------------------------------------------
                                                                                                   Number of John
                             Position(s)    Trustee/                                               Hancock Funds
Name, Address (1)            Held with      Officer       Principal Occupation(s) and other        Overseen by
And Age                      Fund           since(2)      Directorships During Past 5 Years        Trustee
-----------------------------------------------------------------------------------------------------------------
Principal Officers who
are not Trustees
-----------------------------------------------------------------------------------------------------------------
William L. Braman           Executive       2000          Executive Vice President and Chief       N/A
Born: 1953                  Vice                          Investment Officer, the Adviser
                            President                     and each of the John Hancock
                            and Chief                     funds; Director, SAMCorp.,
                            Investment                    Executive Vice President and Chief
                            Officer                       Investment Officer, Baring Asset
                                                          Management, London U.K. (until
                                                          2000).
-----------------------------------------------------------------------------------------------------------------
Richard A. Brown            Senior Vice     2000          Senior Vice President, Chief             N/A
Born: 1949                  President                     Financial Officer and Treasurer,
                            and Chief                     the Adviser, John Hancock Funds,
                            Financial                     and The Berkeley Group; Second
                            Officer                       Vice President and Senior
                                                          Associate Controller, Corporate
                                                          Tax Department, John Hancock
                                                          Financial Services, Inc. (until
                                                          2001).
-----------------------------------------------------------------------------------------------------------------
Thomas H. Connors           Vice            1992          Vice President and Compliance            N/A
Born: 1959                  President                     Officer, the Adviser and each of
                            and                           the John Hancock funds; Vice
                            Compliance                    President, John Hancock Funds.
                            Officer
-----------------------------------------------------------------------------------------------------------------
William H. King             Vice            1988          Vice President and Assistant             N/A
Born: 1952                  President                     Treasurer, the Adviser; Vice
                            and                           President and Treasurer Treasurer
                                                          of each of the John Hancock funds;
                                                          Assistant Treasurer of each of the
                                                          John Hancock funds (until 2001).
-----------------------------------------------------------------------------------------------------------------
Susan S. Newton             Senior Vice     1984          Senior Vice President, Secretary         N/A
Born: 1950                  President,                    and Chief Legal Officer, SAMCorp.,
                            Secretary                     the Adviser and each of the John
                            and Chief                     Hancock funds, John Hancock Funds
                            Legal Officer                 and The Berkeley Group; Vice
                                                          President, Signature Services
                                                          (until 2000), Director, Senior
                                                          Vice President and Secretary, NM
                                                          Capital.
-----------------------------------------------------------------------------------------------------------------

(1) Business address for independent and interested Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

The Fund's Board of Trustees currently has five standing Committees: the Audit Committee, the Administration Committee, the Contracts/Operations Committee, the Investment Performance Committee and the Coordinating Committee. Each Committee is comprised of Independent Trustees. The Audit Committee members are Messrs. Farrell and Moore. The Audit Committee recommends to the full board auditors for the Fund, monitors and oversees the audits of the Fund, communicates with both independent auditors and internal auditors on a regular basis and provides a forum for the auditors to report and discuss any matters they deem appropriate at any time. The Audit Committee held four meetings during the fiscal year ended August 31, 2002.

The Administration Committee's members are all of the Independent Trustees of the Fund. The Administration Committee reviews the activities of the other four standing committees and makes the final selection and nomination of candidates to serve as Independent Trustees. The Administration Committee will consider nominees recommended by shareholders to serve as Independent Trustees, provided that shareholders submit recommendations in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934. The Administration Committee also works with all Trustees on the selection and election of officers of the Fund. The Administration Committee held four meetings during the fiscal year ended August 31, 2002.

The Contracts/Operations Committee members are Messrs. Cosgrove, Chapman and Pratt. The Contracts/Operations Committee oversees the initiation, operation, and renewal of contracts between the Fund and other entities. These contracts include advisory and subadvisory agreements, custodial and transfer agency agreements and arrangements with other service providers. The Contracts/Operations Committee held five meetings during the fiscal year ended August 31, 2002.

The Investment Performance Committee consists of Mr. Glavin, Mr. Aronowitz and Ms. Peterson. The Investment Performance Committee monitors and analyzes the performance of the Fund generally, consults with the adviser as necessary if the Fund requires special attention, and reviews peer groups and other comparative standards as necessary. The Investment Performance Committee held four meetings during the fiscal year ended August 31, 2002.

The Coordinating Committee members are the chairpersons of the other four standing committees. The Coordinating Committee assures consistency of action among committees, reviews Trustee compensation, evaluates Trustee performance and considers committee membership rotations as well as relevant corporate governance issues.

The following table provides a dollar range indicating each Trustee's ownership of equity securities of the Fund, as well as aggregate holdings of shares of equity securities of all John Hancock Funds overseen by the Trustee, as of December 31, 2001.

-------------------------------------------------------------------------------------------------
Name of Trustee                 Dollar Range of Fund       Aggregate Dollar Range of holdings in
                                shares Owned by            John Hancock funds overseen by Trustee
                                Trustee
-------------------------------------------------------------------------------------------------
Independent Trustees
-------------------------------------------------------------------------------------------------
Dennis S. Aronowitz             $1-$10,000                 $50,001-$100,000
-------------------------------------------------------------------------------------------------
Richard P. Chapman, Jr.         $1-$10,000                 Over $100,000
-------------------------------------------------------------------------------------------------
William J. Cosgrove             $1-$10,000                 Over $100,000
-------------------------------------------------------------------------------------------------
Richard A. Farrell              $1-$10,000                 Over $100,000
-------------------------------------------------------------------------------------------------
William F. Glavin               None                       $10,001-$50,000
-------------------------------------------------------------------------------------------------
Dr. John A. Moore               $1-$10,000                 Over $100,000
-------------------------------------------------------------------------------------------------
Patti McGill Peterson           None                       Over $100,000
-------------------------------------------------------------------------------------------------
John W. Pratt                   Over $100,000              Over $100,000
-------------------------------------------------------------------------------------------------
Interested Trustees

-------------------------------------------------------------------------------------------------
John M. DeCiccio                None                       Over $100,000
-------------------------------------------------------------------------------------------------
Maureen R. Ford                 None                       Over $100,000
-------------------------------------------------------------------------------------------------

(1) Under the John Hancock Deferred Compensation Plan for Independent Trustees, an Independent Trustee may elect to earn a return on his deferred fees equal to the amount that he would have earned if the deferred fees amount were invested in one or more funds in the John Hancock fund complex. Under these circumstances, a trustee is not the legal owner of the underlying shares, but participates in any positive or negative return on those shares to the same extent as other shareholders. If the Trustees were deemed to own the shares used in computing the value of his deferred compensation, as of December 31, 2001, the respective "Dollar Range of Fund Shares Owned by Trustee" and the "Aggregate Dollar Range of holdings in John Hancock funds overseen by Trustee" would be $1-$10,000 and over $100,000 for Mr. Chapman, $1-$10,000 and over $100,000 for Mr. Cosgrove, none and over $100,000 for Mr. Glavin, $1-$10,000 and over $100,000 for Mr. Moore.

The following tables provide information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Ms. Ford and Mr. DeCiccio, each a non-Independent Trustee, and each of the officers of the Fund are interested persons of the Adviser, and/or affiliates are compensated by the Adviser and received no compensation from the Fund for their services.

                                                        Total Compensation
                                 Aggregate            From the Fund and John
                             Compensation from           Hancock Fund Complex
Independent Trustees            the Fund (1)               to Trustees (2)
--------------------            ------------               ---------------
Dennis J. Aronowitz               $  553                     $ 75,000
Richard P. Chapman*                  589                       78,100
William J. Cosgrove*                 555                       72,000
Richard A. Farrell                   555                       72,000
Gail D. Fosler (3)                   553                       75,000
William F. Glavin*                   555                       72,000
Dr. John A. Moore*                   553                       75,100
Patti McGill Peterson                543                       72,000
John Pratt                           543                       72,000
                                  ------                     --------
Total                             $4,999                     $663,200

(1)   Compensation is for the fiscal year ended August 31, 2002.

(2) Total compensation paid by the John Hancock Funds Complex to the Independent Trustees is as of December 31, 2001. As of this date, there were sixty-one funds in the John Hancock Fund Complex, with Mr. Moore and Ms. Peterson serving on thirty-nine funds and each the other Independent Trustees serving on thirty-one funds.

(3)   Effective December 31, 2002, Ms. Fosler resigned as Trustee to the
      Complex.

* As of December 31, 2001, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for Mr. Chapman was $71,309, Mr. Cosgrove was $207,842, Mr. Glavin was $280,472 and for Dr. Moore was $238,982 under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees (the "Plan").

All of the officers listed are officers or employees of the Adviser or Affiliated Companies. Some of the Trustees and officers may also be officers or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

As of December 3, 2002, the officers and Trustees of the Fund as a group beneficially owned less than 1% of the outstanding shares of the Fund. As of that date, the following shareholders beneficially owned 5% or more of outstanding shares of the Fund:

                                                                 Percentage of Total
                                                                 Outstanding Shares of the
Name and Address of Shareholder            Class of Shares       Class of the Fund
-------------------------------            ---------------       -----------------
MLPF&S For The                                    B                  12.95%
Sole Benefit of Its Customers
Attn: Fund Administration 97M77
4800 Deerlake Drive East 2nd Floor
Jacksonville FL 32246-6484

Donaldson Lufkin Jenrette                         C                   11.95%
Securities Corp Inc.
PO Box 2052
Jersey City NJ 07302-2052

MLPF&S For The                                    C                   11.21%
Sole Benefit of Its Customers
Attn: Fund Administration
4800 Deerlake Drive East 2nd Floor
Jacksonville FL 32246-6484

William A. Murby Sr                               C                    6.30%
Louise M. Murby  Jt. Wros.
140 Broadway
Raynham  MA 02767-1414

Investment Advisory And Other Services


The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and as of March 31, 2003 had approximately $26 billion in assets under management in its capacity as investment adviser to the Fund and other funds in the John Hancock group of funds as well as retail and institutional privately managed accounts. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of approximately $130 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating from Standard and Poor's and A.M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.


The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser which was approved by the Fund's shareholders. Pursuant to the Advisory Agreement, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the subject Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly a fee based on a stated percentage of the average daily net assets of the Fund as follows:

   Average Daily Net Assets                                  Annual Rate
   ------------------------                                  -----------
      First $250 million                                        0.500%
       Next $250 million                                        0.450%
       Next $500 million                                        0.425%
       Next $250 million                                        0.400%
Amounts over $1,250,000,000                                     0.300%

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of its average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

For the fiscal years ended August 31, 2000 and 2001, the advisory fee paid by the Fund to the Adviser amounted to $127,231 and $336,727, for services, respectively. However, a portion of such fees were not imposed pursuant to the voluntary fee reduction and expense limitation agreements then in effect, which was terminated effective December 31, 2000. For the fiscal years ended August 31, 2000 and 2001, advisory fees actually payable to the Fund amounted to $348,651 and $397,475, respectively. For the fiscal year ended August 31, 2002, the Fund paid the Adviser fees of $434,582.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or for other funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which their respective Advisory Agreement relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of the obligations and duties under the Advisory Agreement.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If a Fund's Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The Fund's Board of Trustees is responsible for overseeing the performance of the Fund's investment adviser and determining whether to approve and renew the Fund's Advisory Agreement. The Board has a standing request that the Adviser provide the Board with certain information the Board has deemed important to evaluating the short- and long-term performance of the Adviser. This information includes periodic performance analysis and status reports from the Adviser and quarterly Portfolio and Investment Performance Reports. The Fund's portfolio managers meet with the Board from time to time to discuss the management and performance of the Fund and respond to the Board's questions concerning the performance of the Adviser. When the Board considers whether to renew an investment advisory contract, the Board takes into account numerous factors, including: (1) the nature, extent and quality of the services provided by the Adviser; (2) the investment performance of the Fund's assets managed by the adviser; (3) the fair market value of the services provided by the adviser; (4) a comparative analysis of expense ratios of, and advisory fees paid by, similar funds; (5) the extent to which the adviser has realized or will realize economies of scale as the Fund grows; (6) other sources of revenue to the Adviser or its affiliates from its relationship with the Fund and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant; and (7) the Adviser's control of the operating expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

The primary factors underlying the Board's decision to renew the Fund's Advisory Agreement were as follows:

o The Board determined that the performance results of the Fund and the Adviser's responsive actions were reasonable, as compared with relevant performance standards, including the performance results of comparable corporate debt funds derived from data provided by Lipper Inc. and appropriate market indexes.

o The Board decided that the advisory fee paid by the Fund was reasonable based on the average advisory fee for comparable funds. The Board also took into account the nature of the fee arrangements which include breakpoints that will adjust the fee downward as the size of the Fund's portfolio increases.

o The Board evaluated the Adviser's investment staff and portfolio management process, and reviewed the composition and overall performance of the Fund's portfolio on both a short-term and long-term basis. The Board considered whether the Fund should obtain alternative portfolio management services and concluded that, under all the circumstances and based on its informed business judgment, the most appropriate course of action in the best interest of the Fund's shareholders was to renew the agreement with the Adviser.

The continuation of the Advisory Agreement and Distribution Agreement (discussed below) was approved by all of the Trustees. The Advisory Agreement and the Distribution Agreement will continue in effect from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement, or "interested persons" of any such parties. Both Agreements may be terminated on 60 days written notice by any party or by a vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if assigned.

Accounting and Legal Services Agreement The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this Agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal years ended August 31, 2000, 2001 and 2002, the Fund paid the Adviser $13,411, $15,778 and $18,374, respectively, for services under this Agreement.

Personnel of the Adviser and its affiliates may trade securities for their personal accounts. The Fund also may hold, or may be buying or selling, the same securities. To prevent the Fund from being disadvantaged, the adviser(s), principal underwriter and the Fund have adopted a code of ethics which restricts the trading activity of those personnel.

Distribution ContractS

The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. These Selling Brokers are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. John Hancock Funds accepts orders for the purchase of the shares of the Fund that are continually offered at net asset value next determined, plus an applicable sales charge, if any. In connection with the sale of Fund shares, John Hancock Funds and Selling Brokers receive compensation from a sales charge imposed, in the case of Class A and Class C shares, at the time of sale. In the case of Class B or Class C shares, the broker receives compensation immediately but John Hancock Funds is compensated on a deferred basis.

Total underwriting commissions for sales of the Fund's Class A shares for the fiscal years ended August 31, 2000, 2001 and 2002 were $63,891, $162,000 and $203,436, respectively, and $8,557, $21,473 and $24,883, respectively, were retained by John Hancock Funds in 2000, 2001 and 2002, respectively. Total underwriting commissions for sales of the Fund's Class C shares for the period from May 1, 2000 to August 31, 2000 and the fiscal years ended 2001 and 2002 were $15,436, $8,765 and $21,793, respectively. Of such amount, no commissions were retained by John Hancock Funds. The remainder of the underwriting commissions were reallowed to Selling Brokers.

The Fund's Trustees adopted Distribution Plans with respect to each class of shares (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A shares and 1.00% for Class B and Class C shares, of the Fund's average daily net assets attributable to shares of that class. However, the service fee will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. The distribution fees will be used to reimburse John Hancock Funds for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of John Hancock Funds) engaged in the sale of the Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B and Class C shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Brokers and others for providing personal and account maintenance services to shareholders. In the event the John Hancock Funds is not fully reimbursed for payments or expenses they under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B and Class C Plans will be carried forward together with interest on the balance of these unreimbursed expenses. The Fund does not treat unreimbursed expenses under the Class B and Class C Plans as a liability of the Fund, because the Trustees may terminate Class B and/or Class C Plans at any time with no additional liability for these expenses to the shareholders and the Fund. For the fiscal year ended August 31, 2002, an aggregate of $391,846 of distribution expenses or 1.89% of the average net assets of the Fund's Class B shares was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods. For the fiscal year ended August 31, 2002, an aggregate of $22,534 distribution expenses or 0.82% of the average net assets of the Class C shares of the Fund was not reimbursed or recovered by John Hancock Funds through receipt of deferred sales charges or 12b-1 fees.

The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on such Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provide the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as their continuance is approved at least annually by a majority of both the Trustees and Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds, and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to that Plan. Each Plan provides, that no material amendment to the Plans will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Fund. The holders of Class A, Class B and Class C shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.

Amounts paid to John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by the Fund in proportion to the relative net asset value of the participating Fund.

During the fiscal year ended August 31, 2002, the Fund paid John Hancock Funds the following amounts of expenses in connection with their services.

                                  Expense Items
                                  -------------
                               Printing and                                               Interest,
                               Mailing of                               Expenses          Carrying or
                               Prospectuses to      Compensation to     of John           Other Finance
               Advertising     New Shareholders     Selling Brokers     Hancock Funds     Charges
               -----------     ----------------     ---------------     -------------     -------
Class A        $32,232         $  952               $84,351             $72,709           $    0
Class B        $41,257         $1,290               $75,391             $88,387           $1,125
Class C        $ 5,381         $  148               $10,378             $11,665           $    0

SALES COMPENSATION

As part of their business strategies the Fund, along with John Hancock Funds, pays compensation to financial services firms that sell the Fund's shares. These firms typically pass along a portion of this compensation to your broker or financial representative.

The two primary sources of broker compensation payments are (1) 12b-1 fees that are paid out of the Fund's assets and (2) sales charges paid by investors. The sales charges and 12b-1 fees are detailed in the prospectus and under "Distribution Contracts" in this Statement of Additional Information. The portions of these expenses that are paid to financial services firms are shown on the next page.

Whenever you make an investment in the Fund, the financial services firm receives a reallowance/payment, as described below. The firm also receives the first year's 12b-1 service fee at this time. Beginning with the second year after an investment is made, the financial services firm receives an annual 12b-1 service fee of 0.25% of its total eligible fund net assets. This fee is paid quarterly in arrears by the Fund.

In addition, from time to time, John Hancock Funds, at its expense, may provide significant additional compensation to financial services firms in connection with their promotion of the Fund or sale of shares of the Fund. Such compensation provided by John Hancock Funds may include, for example, financial assistance to financial services firms in connection with their marketing and sales development programs for their registered representatives and other employees, as well as payment for travel expenses, including lodging, incurred by registered representatives and other employees for such marketing and sales development programs, as well as assistance for seminars for the public, advertising and sales campaigns regarding one or more Funds, and other financial services firms-sponsored events or activities. From time to time, John Hancock Funds may provide expense reimbursements for special training of a financial services firm's registered representatives and other employees in group meetings. Other compensation, such as asset retention fees, finder's fees and reimbursement for wire transfer fees may be offered to the extent not prohibited by law or any self-regulatory agency, such as the NASD.

In addition, from time to time, John Hancock Funds, at its expense, may provide significant additional compensation to financial services firms in connection with the sale of shares of the Fund. Such compensation provided by John Hancock Funds may include, for example, financial assistance to financial services firms in connection with their marketing and sales development programs for their registered representatives and other employees, as well as payment for travel expenses, including lodging, incurred by registered representatives and other employees for such marketing and sales development programs, seminars for the public, advertising and sales campaigns regarding one or more Funds, and/or other financial services firms-sponsored events or activities. From time to time, John Hancock Funds may make expense reimbursements for special training of a financial services firm's registered representatives and other employees in group meetings. Other compensation, such as asset retention fees, finder's fees and reimbursement for wire transfer fees, may be offered to the extent not prohibited by law or any self-regulatory agency, such as the NASD.


                                                              Broker Receives
                                        Sales charge          Maximum              Broker Receives
                                        Paid by investors     Reallowance          12b-1 Service fee     Total Broker
                                        (% of offering        (% of offering       (% of net             Compensation (1)
Class A investments                     price)                price)               investment) (3)       (% of offering price)
                                        ------                ------               ---------------       ---------------------
Up to $99,999                           4.50%                 3.76%                0.25%                 4.00%
$100,000 - $249,999                     3.75%                 3.01%                0.25%                 3.25%
$250,000 - $499,999                     3.00%                 2.26%                0.25%                 2.50%
$500,000 - $999,999                     2.00%                 1.51%                0.25%                 1.75%

Investments of Class A shares of
$1 million or more (4)
----------------------


First $1M - $4,999,999                  --                    0.75%                0.25%                 1.00%(2)
Next $1 - $5M above that                --                    0.25%                0.25%                 0.50%
Next $1 and more above that             --                    0.00%                0.25%                 0.25%


                                                              Broker Receives
                                                              Maximum              Broker Receives
                                                              Reallowance          12b-1 Service fee     Total Broker
                                                              (% of offering       (% of net             Compensation(1)
Class B investments                                           price)               investment) (3)       (% of offering price)
                                                              ------               ---------------       ---------------------
All amounts                                                   3.75%                0.25%                 4.00%



                                                              Broker Receives
                                                              Maximum              Broker Receives
                                                              Reallowance          12b-1 Service fee     Total Broker
Class C investments                                           (% of offering       (% of net             Compensation(1)
                                                              price)               investment) (3)       (% of offering price)
                                                              ------               ---------------       ---------------------
Over $1,000,000 or amounts              --                    0.75%                0.25%                 1.00%
purchased at NAV
All other amounts                       1.00%                 1.75%                0.25%                 2.00%

(1) Broker percentages and12b-1 service fee percentages are calculated from different amounts, and therefore may not equal total broker compensation percentages if combined using simple addition.


(2) Group investments may be eligible for 1% on asset levels of $5 million and higher.


(3)   After first year broker receives 12b-1 service fees quarterly in arrears.


(4) Includes new investments aggregated with investments since the last annual reset. John Hancock Funds may take recent redemptions into account in determining if an investment qualifies as a new investment.


CDSC revenues collected by John Hancock Funds may be used to pay broker commissions when there is no initial sales charge.

Net Asset Value

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.


Equity securities traded on a principal exchange are generally valued at last sale price on the day of valuation or in the case of securities traded on NASDAQ, the NASDAQ official closing price. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.


Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

The NAV for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net assets by the number of its shares outstanding.

Initial Sales Charge on Class A AND CLASS C Shares

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge alternative") or on a contingent deferred basis (the "deferred sales charge alternative"). The Fund no longer issues share certificates, all shares are electronically recorded. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of Class A and Class C shares of the Fund are described in the Prospectus. Methods of obtaining a reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares, the investor is entitled to accumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Fund, owned by the investor, or if John Hancock Signature Services, Inc. ("Signature Services") is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.

Without Sales Charge. Class A shares may be offered without a front-end sales charge or contingent deferred sales charge ("CDSC") to various individuals and institutions as follows:

      o A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates, sub-adviser or Selling Brokers; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, children, grandchildren, mother, father, sister, brother, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew, grandparents and same sex domestic partner) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

      o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

      o A former participant in an employee benefit plan with John Hancock Funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to a Fund.

      o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.


      o Certain retirement plans participating in Merrill Lynch servicing programs offered in Class A shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Consultant for further information.


      o Retirement plans investing through PruArray Program sponsored by Prudential Securities.

      o Pension plans transferring assets from a John Hancock variable annuity contract to the Fund pursuant to an exemptive application approved by the Securities and Exchange Commission.

      o Participant directed retirement plans with at least 100 eligible employees at the inception of the Fund account. Each of these investors may purchase Class A shares with no initial sales charge. However, if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a CDSC will be imposed at the following rate:

Amount Invested                                                 CDSC Rate
---------------                                                 ---------

$1 to $4,999,999                                                  1.00%
Next $5 million to $9,999,999                                     0.50%
Amounts of $10 million and over                                   0.25%

Class C shares may be offered without a front-end sales charge to:

      o Investments of redemption proceeds from a non-John Hancock mutual fund.

      o Group Retirement plan products for which John Hancock Signature Services performs recordkeeping and administrative services. (These types of plans include 403(b), SIMPLE IRA, SEP and SARSEP plans.)

      o Group Retirement plan products sold through third party administrators under the John Hancock SELECT retirement plan program. (These plans include 401(k), Money Purchase and Profit Sharing plans.)


      o An investor who buys through a Merrill Lynch, Raymond James Financial Services or Raymond James & Associates omnibus account. However, a CDSC may apply if the shares are sold within 12 months of purchase.

      o Certain retirement plans participating in Merrill Lynch servicing programs offered in Class C shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Consultant for further information. Merrill Lynch retirement plans are waived from CDSC.

Class A and Class C shares may also be purchased without an initial sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

Combination Privilege. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account, and (c) groups which qualify for the Group Investment Program (see below). A company's (not an individual's) qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Broker's representative.

Accumulation Privilege. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of the reduced sales charge by taking into account not only the amount being invested but also the investor's purchase price or current account value of the Class A shares of all John Hancock funds which carry a sales charge already held by such person. Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. Retirement plan investors may include the value of Class B shares if Class B shares held are greater than $1 million. Retirement plans must notify Signature Services to utilize. A company's (not an individual's) qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.

Letter of Intention. Reduced sales charges are also applicable to investments pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a period of thirteen (13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth IRAs and Coverdell ESAs, SEP, SARSEP, 401(k), 403(b) (including TSAs) SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and Section 457 plans. An individual's non-qualified and qualified retirement plan investments cannot be combined to satisfy the LOI of 48 months. Such an investment (including accumulations and combinations but not including reinvested dividends) must aggregate $100,000 or more during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months), the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the subject Fund to sell, any additional Class A shares and may be terminated at any time.

Deferred Sales Charge on Class B AND CLASS C Shares

Investments in Class B shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B and Class C shares which are redeemed within six years or one year of purchase, respectively, will be subject to a CDSC at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price or on shares derived from reinvestment of dividends or capital gains distributions.

Class B shares are not available to retirement plans that had more than 100 eligible employees at the inception of the Fund account.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C, or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share's value above its initial purchase price is not subject to a CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 Class B shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

      o Proceeds of 50 shares redeemed at $12 per shares (50 x 12)                    $ 600.00
      o *Minus Appreciation ($12 - $10) x 100 shares                                   (200.00)
      o Minus proceeds of 10 shares not subject to CDSC (dividend reinvestment)        (120.00)
                                                                                      --------
      o Amount subject to CDSC                                                        $ 280.00

*The appreciation is based on all 100 shares in the account not just the shares being redeemed.

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Brokers for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and of Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

* Redemptions due to death or disability. (Does not apply to Trust accounts unless Trust is dissolved.)

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.

* Redemptions of Class B and Class C shares made under a periodic withdrawal plan, or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note, this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC.)


* Certain retirement plans participating in Merrill Lynch servicing programs offered in Class A, Class B and Class C shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch financial consultant for further information.


* Redemptions of Class A shares by retirement plans that invested through the Pru Array Program sponsored by Prudential Securities.

* Redemptions of Class A shares made after one year from the inception date of a retirement plan at John Hancock.

For Retirement Accounts (such as traditional, Roth IRAs and Coverdell ESAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.

* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code. (Waiver based on required minimum distribution calculations for John Hancock Mutual Fund IRA assets only.)

*     Returns of excess contributions made to these plans.

* Redemptions made to effect distributions to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and Profit-Sharing/401(k) Plans), 457 and 408 (SEPs and SIMPLE IRAs) of the Internal Revenue Code.

* Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992 and certain IRA plans that purchased shares prior to May 15, 1995.

Please see matrix for some examples.

--------------------------------------------------------------------------------------------------------------------
Type of                   401 (a) Plan      403 (b)           457               IRA, IRA            Non-
Distribution              (401 (k),                                             Rollover            retirement
                          MPP, PSP)
                          457 & 408
                          (SEPs &
                          Simple IRAs)
--------------------------------------------------------------------------------------------------------------------
Death or                  Waived            Waived            Waived            Waived               Waived
Disability
--------------------------------------------------------------------------------------------------------------------
Over 70 1/2               Waived            Waived            Waived            Waived for           12% of account
                                                                                required             value annually
                                                                                minimum              in periodic
                                                                                distributions* or    payments
                                                                                12% of account
                                                                                value annually
                                                                                in periodic
                                                                                payments
--------------------------------------------------------------------------------------------------------------------
Between 59 1/2            Waived            Waived            Waived            Waived for Life      12% of account
and 70 1/2                                                                      Expectancy or        value annually
                                                                                12% of account       in periodic
                                                                                value annually       payments
                                                                                in periodic
                                                                                payments
--------------------------------------------------------------------------------------------------------------------
Under 59 1/2              Waived for        Waived for        Waived for        Waived for           12% of account
(Class B and              annuity           annuity           annuity           annuity              value annually
Class C only)             payments (72t)    payments (72t)    payments (72t)    payments (72t)       in periodic
                          or 12% of         or 12% of         or 12% of         or 12% of            payments
                          account value     account value     account value     account value
                          annually in       annually in       annually in       annually in
                          periodic          periodic          periodic          periodic
                          payments          payments          payments          payments
--------------------------------------------------------------------------------------------------------------------
Loans                     Waived            Waived            N/A               N/A                  N/A
--------------------------------------------------------------------------------------------------------------------
Termination of Plan       Not Waived        Not Waived        Not Waived        Not Waived           N/A
--------------------------------------------------------------------------------------------------------------------
Hardships                 Waived            Waived            Waived            N/A                  N/A
--------------------------------------------------------------------------------------------------------------------
Qualified Domestic        Waived            Waived            Waived            N/A                  N/A
Relations Orders
--------------------------------------------------------------------------------------------------------------------
Termination of            Waived            Waived            Waived            N/A                  N/A
Employment
Before Normal
Retirement Age
--------------------------------------------------------------------------------------------------------------------
Return of Excess          Waived            Waived            Waived            Waived               N/A
--------------------------------------------------------------------------------------------------------------------

* Required minimum distributions based on John Hancock Mutual Fund IRA assets only.

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

Special Redemptions

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purpose of making such payment at the same value as used in determining the Fund's net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

Additional Services And Programs

Exchange Privilege. The Fund permits exchanges of shares of any class for shares of the same class in any other John Hancock fund offering that class.

Exchanges between funds with shares that are not subject to a CDSC are based on their respective net asset values. No sales charge or transactions charge is imposed. Shares of the Fund which are subject to a CDSC may be exchanged into shares of any of the other John Hancock funds that are subject to a CDSC without incurring the CDSC; however, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed (except that shares exchanged into John Hancock 500 Index Fund will retain the exchanged fund's CDSC schedule). For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

If a retirement plan exchanges the plan's Class A account in its entirety from the Fund to a non-John Hancock investment, the one-year CDSC applies.

If a shareholder exchanges Class B shares purchased prior to January 1, 1994 for Class B shares of any other John Hancock fund, the acquired shares will continue to be subject to the CDSC schedule that was in effect when the exchanged shares were purchased.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The Fund may refuse any exchange order. The Fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".

Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares, which may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on the purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time as a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investment will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the order date of any investment.

Reinstatement and Reinvestment Privilege. If Signature Services is notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of the Fund or another John Hancock fund, subject to the minimum investment limit of that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of any John Hancock fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of the CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

To protect the interests of other investors in the Fund, the Fund may cancel the reinvestment privilege of any parties that, in the opinion of the Fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. Also, the Fund may refuse any reinvestment request.

The Fund may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS."

Retirement Plans participating in Merrill Lynch's servicing programs.
---------------------------------------------------------------------


Class A and Class C shares are available at net asset value for Merrill Lynch retirement plans, including transferee recording arrangements. Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Consultant for further information.


For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES

Shares of the Fund may be purchased or redeemed through certain broker-dealers or Service Agents ("Brokers"). Brokers may charge for their services or place limitations on the extent to which you may use the services of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker's authorized designee, receives the order. If a broker is an agent or designee of the Fund, orders are processed at the NAV next calculated after the broker receives the order. The broker must segregate any orders it receives after the close of regular trading on the New York Stock Exchange and transmit those orders to the Fund for execution at NAV next determined. Some brokers that maintain nominee accounts with the Fund for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. The Adviser, the Fund, and/or John Hancock Funds, LLC (the Fund's principal distributor), share in the expense of these fees.

Description Of The Fund's Shares

The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized the issuance of two series of shares - John Hancock Massachusetts Tax-Free Income Fund and the John Hancock New York Tax-Free Income Fund. Additional series may be added in the future. The Trustees have also authorized the issuance of three classes of shares of each series, designated as Class A, Class B and Class C.

The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class or series of the Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to each class of shares will be borne exclusively by that class (ii) Class B and Class C shares will pay higher distribution and service fees than Class A shares and (iii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares are purchased. No interest will be paid on uncashed dividend or redemption checks.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable by the Fund, except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. The Fund's shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Fund's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Fund.

Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder of any Fund held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Fund shall be liable for the liabilities of any other series. Furthermore, no fund included in this Fund's Prospectus shall be liable for the liabilities of any other John Hancock fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Funds to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Selling activities for the Fund may not take place outside the U.S. except with U.S. military bases, APO addresses and U.S. diplomats. Brokers of record on Non-U.S. investors' accounts with foreign mailing addresses are required to certify that all sales activities have occurred, and in the future will occur, only in the U.S. A foreign corporation may purchase shares of the Fund only if it has a U.S. mailing address.

Tax Status

Federal Income Taxation

The Fund is treated as a separate entity for accounting and tax purposes, has qualified and elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to so qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on its tax-exempt interest and taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

The Fund will be subject to a 4% non-deductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.

The Fund expects to qualify to pay "exempt-interest dividends," as defined in the Code. To qualify to pay exempt-interest dividends, the Fund must, at the close of each quarter of its taxable year, have at least 50% of the value of its total assets invested in municipal securities whose interest is excluded from gross income under Section 103(a) of the Code. In purchasing municipal securities, the Fund intends to rely on opinions of nationally recognized bond counsel for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes and, if available, the exemption of such interest from Massachusetts personal income tax. The Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels' opinions are correct. Bond counsels' opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws enacted principally during the 1980's not only had the effect of limiting the purposes for which tax-exempt bonds could be issued and reducing the supply of such bonds, but also increased the number and complexity of requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of the Fund's distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income. The availability of tax-exempt obligations and the value of the Fund's portfolio may be affected by restrictive federal income tax legislation enacted in recent years or by similar future legislation.

If the Fund satisfies the applicable requirements, dividends paid by the Fund which are attributable to tax exempt interest on municipal securities and designated by the Fund as exempt-interest dividends in a written notice mailed to its shareholders within sixty days after the close of its taxable year may be treated by shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. The recipient of tax-exempt income is required to report such income on his federal income tax return. However, a shareholder is advised to consult his tax adviser with respect to whether exempt-interest dividends retain the exclusion under Section 103(a) if such shareholder would be treated as a "substantial user" or "related person" thereof under Section 147(a) with respect to any of the tax-exempt obligations held by the Fund. The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of the Fund is not deductible to the extent it is deemed related to the Fund's exempt-interest dividends. Pursuant to published guidelines, the Internal Revenue Service may deem indebtedness to have been incurred for the purpose of purchasing or carrying shares of the Fund even though the borrowed money may not be directly traceable to the purchase of shares.

Although all or a substantial portion of the dividends paid by the Fund may be excluded by the Fund's shareholders from their gross income for federal income tax purposes, the Fund may purchase specified private activity bonds, the interest from which (including the Fund's distributions attributable to such interest) may be a preference item for purposes of the federal alternative minimum tax (both individual and corporate). All exempt-interest dividends from the Fund, whether or not attributable to private activity bond interest, may increase a corporate shareholder's liability, if any, for corporate alternative minimum tax and will be taken into account in determining the extent to which a shareholder's Social Security or certain railroad retirement benefits are taxable.

Distributions other than exempt-interest dividends from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. Taxable distributions include distributions from the Fund that are attributable to (i) taxable income, including but not limited to taxable bond interest, recognized market discount income, original issue discount income accrued with respect to taxable bonds, income from repurchase agreements, income from securities lending, income from dollar rolls, income from interest rate swaps, caps, floors and collars, and a portion of the discount from certain stripped tax- exempt obligations or their coupons or (ii) capital gains from the sale or constructive sale of securities or other investments (including from the disposition of rights to when-issued securities prior to issuance) or from options and futures contracts. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as long-term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains or losses, other than those gains and losses included in computing net capital gain, after reduction by deductible expenses.) Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Amounts that are not allowable as a deduction in computing taxable income, including expenses associated with earning tax-exempt interest income, do not reduce the Fund's current earnings and profits for these purposes. Consequently, the portion, if any, of the Fund's distributions from gross tax-exempt interest income that exceeds its net tax-exempt interest would be taxable as ordinary income to the extent of such disallowed deductions even though such excess portion may represent an economic return of capital. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

After the close of each calendar year, the Fund will inform shareholders of the federal income tax status of its dividends and distributions for such year, including the portion of such dividends that qualifies as tax-exempt and the portion, if any, that should be treated as a tax preference item for purposes of the federal alternative minimum tax. Shareholders who have not held shares of the Fund for its full taxable year may have designated as tax-exempt or as a tax preference item a percentage of distributions which is not equal to the actual amount of a pro rata share of tax-exempt income or tax preference item income earned by the Fund during the period of their investment in the Fund.

The amount of the Fund's net realized capital gains, if any, in any given year will vary depending upon the Adviser's current investment strategy and whether the Adviser believes it to be in the best interest of the Fund to dispose of Fund securities and/or engage in options or futures transactions that will generate capital gains. At the time of an investor's purchase of the Fund's shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio. Consequently, subsequent distributions on these shares from such appreciation may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of the Fund (including by exercise of the exchange privilege) in a transaction that is treated as a sale for tax purposes, a shareholder will ordinarily realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. A sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund or another John Hancock Fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Any loss realized upon the redemption of shares with a tax holding period of six months or less will be disallowed to the extent of all exempt-interest dividends paid with respect to such shares and, to the extent in excess of the amount disallowed, will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

Although its present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess of net long-term capital gain over net short-term capital loss in any year. The Fund will not, in any event, distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund and (c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.


For Federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in federal income tax liability to the Fund and, as noted above, would not be distributed to shareholders. The Fund has $232,080 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. These carryforwards expire at various times and amounts from August 31, 2004 through August 31, 2008.


The Fund is required to accrue original issue discount ("OID") on certain debt securities (including zero coupon or deferred payment obligations) that have OID prior to the receipt of the corresponding cash payments. The mark to market or constructive sale rules applicable to certain options and futures contracts or other transactions may also require the Fund to recognize income or gain without a concurrent receipt of cash. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or borrow the cash, to satisfy these distribution requirements.

The Federal income tax rules applicable to certain structured or indexed securities, interest rate swaps, caps, floors and collars, dollar rolls and possibly other investments or transactions, are unclear in certain respects, and the Fund will account for these investments or transactions in a manner intended to preserve its qualification as a regulated investment company and avoid material tax liability.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. However, the Fund's taxable distributions may not be subject to backup withholding if the Fund can reasonably estimate that at least 95% of its distributions for the year will be exempt-interest dividends. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

The Fund may invest in debt obligations that are in the lower rating categories or are unrated. Investments in debt obligations that are at risk of default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. If the Fund invests in these debt obligations, it will address these issues in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and seek to avoid becoming subject to Federal income or excise tax.

Dividends and capital gain distributions paid by the Fund will not qualify for the dividends-received deduction for corporate shareholders.

Certain options and futures transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term and timing of some capital gains and losses realized by the Fund. Additionally, the Fund may be required to recognize gain (subject to tax distribution requirements) if an option, future, notional principal contract, or a combination thereof is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. Also, certain of the Fund's losses on its transactions involving options or futures contracts and/or offsetting or successor Fund positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gain. Some of these transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules (including consideration of available elections) applicable to options and futures transactions in order to seek to minimize any potential adverse tax consequences.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. Dividends (including exempt-interest dividends), capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes, except as described below under "State Income Tax Information." The discussion does not address special tax rules applicable to certain types of investors, such as insurance companies and financial institutions. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from a Fund and, unless an effective IRS Form W-8, W-8BEN or other authorized withholding certificate is on file and to backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

STATE INCOME TAX INFORMATION

MASSACHUSETTS TAXES

The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

To the extent that exempt-interest dividends paid to shareholders by the Fund are derived from interest on tax-exempt bonds of the Commonwealth of Massachusetts and its political subdivisions or Puerto Rico, the U.S. Virgin Islands or Guam and are properly designated as such, these distributions will be exempt from Massachusetts personal income tax. For Massachusetts personal income tax purposes, dividends from the Fund's taxable net investment income, tax-exempt income from obligations not described in the preceding sentence, and net short-term capital gains in excess of net long-term capital gains, if any, will generally be taxable as ordinary income, whether received in cash or additional shares. However, any dividends that are properly designated as attributable to interest the Fund receives on direct U.S. Government obligations will not be subject to Massachusetts personal income tax. Dividends properly designated as from net capital gain are generally taxable as long-term capital gains, regardless of how long shareholders have held their Fund shares. However, a portion of such a long-term capital gains distribution will be exempt from Massachusetts personal income tax if it is properly designated as attributable to gains realized on the sale of certain tax-exempt bonds issued pursuant to Massachusetts statutes that specifically exempt such gains from Massachusetts taxation. Dividends from investment income (including exempt-interest dividends) and from capital gains will be subject to, and shares of the Fund will be included in the net worth of intangible property corporations for purposes of, the Massachusetts corporation excise tax if received by a corporation subject to such tax.


For Massachusetts personal income tax purposes, long-term capital gains from the sale of a capital asset will be taxed at the same rate as 5.3% (this rate may change in subsequent years). For all transactions completed prior to May 1, 2002, the procedures and rates prior to the legislative changes will remain in effect. That is, the transactions completed prior to May 1, 2002 are taxed on sliding scale ranging from 0% to 5%, with the applicable tax rate declining as the tax holding period of the asset (beginning on the later of January 1, 1995 or the date of actual acquisition) increases from more than one year to more than six years. Massachusetts resident individuals, as well as estates or personal trusts subject to Massachusetts income taxation, are subject to this tax structure with respect to redemption, exchanges or other dispositions of their shares of the Fund, assuming that they hold their shares of the Fund as capital assets for Massachusetts tax purposes. If a shareholder of the Fund accounts for a sale of Fund shares using the average basis method for Federal income tax purposes, the shareholder also must account for such sales for Massachusetts tax purposes using the same average basis and must average the holding period for each share sold in the same manner. The resulting average holding period is deemed to be the holding period for all such shares sold and will determine the tax rate to be applied in such cases. The applicable statutory provision does not address the Massachusetts tax treatment of dividends paid by the Fund that are designated and treated as long-term capital gains for Federal income tax purposes. The Massachusetts Department of Revenue (the "DOR") has issued regulations under which distribution is taxed at the maximum 5% rate unless a mutual fund reports to the DOR and the shareholder within a prescribed time period the portions of the distribution attributable to gains in each separate holding period category, in which case each such portion will be taxed at the rate applicable to the appropriate holding period category. The Fund anticipates that, to the extent practicable, it will provide the appropriate information under the applicable DOR regulations or other administrative positions.

CALCULATION OF PERFORMANCE

For the 30-day period ended August 31, 2002, the annualized yields for the Fund's Class A, Class B and Class C shares were 4.32%, 3.82% and 3.79%, respectively.

As of August 31, 2002, the average annual total returns before taxes of the Class A shares of the Fund for the one, five and ten year periods were 0.83%, 4.93% and 5.87%, respectively.

As of August 31, 2002, the average annual returns before taxes for the Fund's Class B shares for the one and five year periods and since the commencement of operations on October 3, 1996 were -0.20%, 4.83% and 5.43%, respectively.

As of August 31, 2002, the average annual returns before taxes for the Fund's Class C shares for the one year period and since the commencement of operations on April 1, 1999 were 2.73% and 4.19%, respectively.

The average annual total return before taxes is computed by finding the average annual compounded rate of return over the 1-year, 5-year and 10-year periods, or the period since the commencement of operations, that would equate the initial amount invested to the ending redeemable value according to the following formula:

      n
P(1+T)  = ERV

Where:
       P=    a hypothetical initial payment of $1,000.
       T=    average annual total return
       n=    number of years
     ERV=    ending redeemable value of a hypothetical $1,000 payment
             made at the beginning of the 1-year, 5-year or 10-year periods (or fractional portion).

The Fund discloses average annual total returns after taxes for Class A shares for the one, five and 10 year periods ended December 31, 2001 in the prospectus. After tax returns are computed using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The average annual total return (after taxes on distributions) is computed by finding the average annual compounded rate of return over the 1-year, 5-year and 10-year periods, or the period since the commencement of operations, that would equate the initial amount invested to the ending redeemable value according to the following formula:

      n
P(1+T)  = ATV
             D

Where:
       P=    a hypothetical initial payment of $1,000.
       T=    average annual total return (after taxes on distributions)
       n=    number of years
    ATV =    ending value of a hypothetical $1,000 payment made at
       D     the beginning of the 1-year, 5-year, or 10-year periods
             (or fractional portion) after taxes on fund distributions but not after taxes on redemption.

The average annual total return (after taxes on distributions and redemption) is computed by finding the average annual compounded rate of return over the 1-year, 5-year, and 10-year periods, or the period since the commencement of operations, that would equate the initial amount invested to the ending redeemable value according to the following formula:

      n
P(1+T)  = ATV
             DR

Where:
       P=    a hypothetical initial payment of $1,000.
       T=    average annual total return (after taxes on distributions and redemption)
       n=    number of years
   ATV  =    ending value of a hypothetical $1,000 payment made at
      DR     the beginning of the 1-year, 5-year or 10-year periods
             (or fractional portion), after taxes on fund distributions and redemption.

Because each class has its own sales charge and fee structure, the classes have different performance results. In the case of each class, these calculations assume the maximum sales charge is included in the initial investment or the CDSC applied at the end of the period. These calculations assume that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Fund's sales charge from the distribution rate produces a higher rate.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be quoted with or without taking the Fund's sales charge on Class A shares or the CDSC on Class B or Class C shares into account. Excluding the Fund's sales charge on Class A shares and the CDSC on Class B or Class C shares from a total return calculation produces a higher total return figure.

In the case of a tax-exempt obligation issued without original issue discount and having a current market discount, the coupon rate of interest is used in lieu of the yield to maturity. Where, in the case of a tax-exempt obligation with original issue discount, the discount based on the current market value exceeds the then-remaining portion or original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. Where, in the case of a tax-exempt obligation with original issue discount, the discount based on the current market value is less than the then-remaining portion of original issue discount (market premium), the yield to maturity is based on the market value.

The Fund may advertise yield, where appropriate. The Fund's yield is computed by dividing net investment income per share determined for a 30-day period by the maximum offering price per share (which includes the full sales charge) on the last day of the period, according to the following standard formula:

                  Yield = 2 ([(a - b) +1] 6
                               -----       - 1)
                                cd

Where:

     a=      dividends and interest earned during the period.
     b=      net expenses accrued during the period.
     c=      the average daily number of fund shares outstanding during the period that would be entitled to receive dividends.
     d=      the maximum offering price per share on the last day of the period (NAV where applicable).

The Fund may advertise a tax-equivalent yield, which is computed by dividing that portion of the yield of the Fund which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. The tax equivalent yields for the Fund's Class A, Class B and Class C shares at the combined maximum federal and Massachusetts tax rates, which assumes the full deductibility of state income taxes on the federal income tax return, for the 30-day period ended August 31, 2002 were 7.43%, 6.57% and 6.52%, respectively.

From time to time, in reports and promotional literature, the Fund's yield and total return will be compared to indices of mutual funds and bank deposit vehicles such as Lipper Analytical Services, Inc.'s "Lipper - Fixed Income Fund Performance Analysis," a monthly publication which tracks net assets, total return, and yield on fixed income mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes as well as the Russell and Wilshire Indices. Comparisons may also be made to bank certificates of deposit, ("CDs") which differ from mutual funds in several ways. The interest rate established by the sponsoring bank is fixed for the term of a CD. There are penalties for early withdrawal from CDs, and the principal on a CD is insured.

Performance rankings and ratings reported periodically in, and excerpts from, national financial publication such as MONEY MAGAZINE, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S, BARRON'S, etc., as well as LIPPER, may also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta". Beta is a reflection of the market related risk of the Fund by showing how responsive the Fund is to the market.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

Brokerage Allocation

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser pursuant to recommendations made by an investment committee of the Adviser, which consists of officers and directors of the Adviser and affiliates, and Trustees who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the Adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed.

To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser of the Fund, and their value and expected contribution to the performance of the Fund.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that the price is reasonable in light of the services provided and to policies that the Trustees may adopt from time to time. During the fiscal year ended August 31, 2002, the Fund did not pay commissions to compensate any brokers for research services.

Research services received from broker-dealers supplement the Adviser's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; and information concerning prices of securities. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with the Adviser's personnel with respect to computerized systems and data furnished to the Adviser as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

The outside research assistance is useful to the Adviser since the broker-dealers used by the Adviser tend to follow a broader universe of securities and other matters than the Adviser's staff can follow. In addition, the research provides the Adviser with a diverse perspective on financial markets. Research services provided to the Adviser by broker-dealers are available for the benefit of all accounts managed or advised by the Adviser or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's clients, including the Fund. However, the Fund is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities. In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments.

The Adviser believes that the research services are beneficial in supplementing the Adviser's research and analysis and that they improve the quality of the Adviser's investment advice. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The advisory fee paid by the Fund is not reduced because the Adviser receives such services. However, to the extent that the Adviser would have purchased research services had they not been provided by broker-dealers, the expenses to the Adviser could be considered to have been reduced accordingly. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitment to allocate portfolio transactions upon any prescribed basis.

While the Adviser's officers will be primarily responsible for the allocation of the Fund's brokerage business, the policies in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees. For the fiscal years ended August 31, 2000, 2001 and 2002, the Fund paid negotiated brokerage commissions in the amount of $70, $0 and $0, respectively.

The Adviser may determine target levels of commission business with various brokers on behalf of its clients (including the Fund) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Fund and other mutual funds advised by the Adviser in particular, including sales of the Fund. In connection with (3) above, the Fund's trades may be executed directly by dealers that sell shares of the John Hancock funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution and the Conduct Rules of the National Association of Securities Dealers, Inc. The Adviser will not use a specific formula in connection with any of these considerations to determine the target levels.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker-dealer (until January 1, 1999, John Hancock Distributors, Inc.) ("Signator" or Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through the Affiliated Broker. For the fiscal years ended August 31, 2000, 2001 and 2002, the Fund did not execute any portfolio transactions with the Affiliated Broker.

Signator may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated customers, except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company
Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Broker, has, as an investment adviser to the Funds, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transaction as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. Because of this, client accounts in a particular style may sometimes not sell or acquire securities as quickly or at the same prices as they might if each were managed and traded individually.

For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. For high demand issues (for example, initial public offerings), shares will be allocated pro rata by account size as well as on the basis of account objective, account size ( a small account's allocation may be increased to provide it with a meaningful position), and the account's other holdings. In addition, an account's allocation may be increased if that account's portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to get a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, strategies, duration benchmarks and credit and sector exposure. For example, value funds will likely not participate in initial public offerings as frequently as growth funds. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES


John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays Signature Services an annual fee of $17.00 for each Class A shareholder account and $19.50 for each Class B shareholder account and $18.50 for each Class C shareholder account. The Fund also pays Signature Services an annual fee of 0.01% of average daily net assets attributable to Class A, Class B and Class C shares. For Class A, B, and C shares, the Fund also pays certain out-of pocket expenses. Expenses are aggregated and allocated to each class on the basis of their relative net asset values.


CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and The Bank of New York, One Wall Street, New York, New York 10286. Under the custodian agreement, The Bank of New York is performing custody, Foreign Custody Manager and fund accounting services.

INDEPENDENT ACCOUNTANTS

The independent accountants of the Fund are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP audits and renders an opinion on the Fund's annual financial statements and reviews the Fund's annual Federal income tax return.

APPENDIX A - DESCRIPTION OF INVESTMENT RISK

MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of the fund's risk profile in the prospectus.

A fund is permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the Fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief definitions of certain associated risks with them with examples of related securities and investment practices included in brackets. See the "Investment Objectives and Policies" and "Investment Restrictions" sections of this Statement of Additional Information for a description of this Fund's investment policies. The Fund follows certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive return over any period of time -- days, months or years.

TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks. (e.g., futures and related options; securities and index options, swaps, caps, floors, collars).

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Common to all debt securities.(e.g. borrowing; reverse repurchase agreements, repurchase agreements, financial futures and options; securities and index options, securities lending, non-investment grade debt securities, private activity bonds, participation interests and structured securities, swaps, caps, floors, collars).

Information risk The risk that key information about a security or market is inaccurate or unavailable. Common to all municipal securities. (e.g. non-investment grade debt securities, private activity bonds and participation interests).

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. (e.g. financial futures and options; securities and index options, non-investment grade debt securities, private activity bonds, participation interests, structured securities and swaps, caps, floors and collars).

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. (e.g. borrowing; reverse repurchase agreements, when-issued securities and forward commitments).

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

o Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance. (e.g. financial futures and options; securities and index options, non-investment-grade debt securities, restricted and illiquid securities, participation interests, swaps, caps, floors, collars , structured securities).

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them. (e.g. financial futures and options; securities and index options, short-term trading, when-issued securities and forward commitments, non-investment-grade debt securities, restricted and illiquid securities, structured securities).

Natural event risk The risk of losses attributable to natural disasters, such as earthquakes and similar events. (e.g. private activity bonds).

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. (e.g. financial futures and options; securities and index options, when-issued securities and forward commitments).

Political risk The risk of losses attributable to government or political actions of any sort. (e.g. private activity bonds).

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for, (e.g. non-investment-grade debt securities, Restricted and illiquid securities, participation interests, structured securities, swaps, caps, floors, collars).

APPENDIX B - DESCRIPTION OF BOND RATINGS

Moody's describes its ratings for Tax-Exempt Bonds as follows:

Bonds. "Bonds which are rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Bonds which are rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of grater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in 'Aaa' securities.

"Bonds which are rated 'A' possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Bonds which are rated 'Baa' are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Bonds which are rated 'Ba' are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position, characterizes bonds in this class.

"Bonds which are rated 'B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

"Bonds which are rated 'Caa' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

"Bonds which are rated 'Ca' represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

"Bonds which are rated 'C' are the lowest rated classes of bonds, and issues so rated can be regarded as having extremely poor prospects of ever obtaining any real investment standing."

Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue. Should no rating be assigned, the reason may be one of the following: (i) an application for rating was not received or accepted; (ii) the issue or issuer belongs to a group of securities that are not rated as a matter of policy; (iii) there is a lack of essential data pertaining to the issue or issuer; or (iv) the issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Standard & Poor's describes its ratings for Tax-Exempt Bonds as follows:

"AAA. Debt rated 'AAA' has the highest rating by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

"AA. Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

"A. Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

"BBB. Debt rated 'BBB' is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."

Debt rated "BB," "B," "CCC," or "CC" is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and pay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Unrated. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Fitch describes its rating for Tax-Exempt Bonds as follows:

      AAA. Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

      AA. Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and the 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

      A. Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

      BBB. Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

      BB. Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

Notes. Ratings for state and municipal notes and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance on bond risk are of lesser importance in the short run. Symbols will be used as follows:

"MIG-1 Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

"MIG-2 Notes bearing this designation are of high quality with margins of protection ample although not so large as in the preceding group."

Commercial Paper. As described in the Prospectus, the Fund may invest in commercial paper which is rated A-1 or A-2 by Standard & Poor's, P-1 or P-2 by Moody's or F-1+ or f1 by Fitch.

Moody's ratings for commercial paper are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's two highest commercial paper rating categories are as follows:

"P-1 -- "Prime-1" indicates the highest quality repayment capacity of the rated issues.

"P-2 -- "Prime-2" indicates that the issuer has a strong capacity for repayment of short-term promissory obligations. Earnings trends and coverage ratios, while sound, will be more subjective to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained."

Standard & Poor's commercial paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days. Standard & Poor's two highest commercial paper rating categories are as follows:

"A-1 -- This designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

"A-2 -- Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1."

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch's short-term ratings are as follows:

F-1+ Exceptionally strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+"

FINANCIAL STATEMENTS

                   JOHN HANCOCK NEW YORK TAX-FREE INCOME FUND

                       Class A, Class B and Class C Shares
                       Statement of Additional Information


                    January 1, 2003 as revised July 15, 2003


This Statement of Additional Information provides information about the John Hancock New York Tax-Free Income Fund (the "Fund"), in addition to the information that is contained in the combined Tax-Free Income Funds' current Prospectus (the "Prospectus"). The Fund is a non-diversified series of the John Hancock Tax-Exempt Series Fund (the "Trust").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus. This Statement of Additional Information incorporates by reference the Fund's Annual Report. A copy of the Prospectus and Annual Report can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                 1-800-225-5291

                                TABLE OF CONTENTS

                                                                                    Page
Organization of the Fund........................................................      2
Investment Objective and Policies...............................................      2
Special Risks...................................................................     14
Investment Restrictions.........................................................     16
Those Responsible for Management................................................     18
Investment Advisory and Other Services..........................................     27
Distribution Contracts..........................................................     29
Sales Compensation..............................................................     31
Net Asset Value.................................................................     33
Initial Sales Charge on Class A and Class C Shares..............................     33
Deferred Sales Charge on Class B and Class C....................................     36
Special Redemptions.............................................................     40
Additional Services and Programs................................................     40
Purchases and Redemptions Through Third Parties.................................     42
Description of the Fund's Shares................................................     42
Tax Status......................................................................     43
State Income Tax Information....................................................     48
Calculation of Performance......................................................     49
Brokerage Allocation............................................................     52
Transfer Agent Services.........................................................     55
Custody of Portfolio............................................................     55
Independent Accountants.........................................................     55
Appendix A-Description of Investment Risk.......................................    A-1
Appendix B-Description of Bond Ratings..........................................    B-1
Financial Statements............................................................    F-1

ORGANIZATION OF THE FUND

The Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust in March 1987 under the laws of The Commonwealth of Massachusetts.

John Hancock Advisers, LLC (prior to February 1, 2002, John Hancock Advisers, Inc. (the "Adviser") is the Fund's investment adviser. The Adviser is an indirect wholly-owned subsidiary of John Hancock Life Insurance Company (formerly John Hancock Mutual Life Insurance Company) (the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts. The Life Company is a wholly owned by John Hancock Financial Services, Inc., a Delaware Corporation, organized in February, 2000.

INVESTMENT OBJECTIVE AND POLICIES

The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus. Appendix A contains further information describing investment risks. The investment objective of the Fund is not fundamental and may be changed by the Trustees without shareholder approval. There is no assurance that the Fund will achieve its investment objective.

The Fund's objective is to provide investors with current income excludable from gross income for Federal income tax purposes and exempt from the personal income tax of New York State and New York City. The Fund seeks to provide the maximum level of tax-exempt income that is consistent with preservation of capital.

The policy of the Fund requiring that under normal circumstances at least 80% of the Fund's net assets consist of Tax-Exempt Bonds is fundamental and may not be changed by the Trustees without shareholder approval.

As required by SEC Rule 35d-1, the following fundamental investment policy has been added: The Fund normally invests at least 80% of its Assets in securities of any maturity exempt from federal and New York personal income taxes. "Assets" is defined as net assets plus the amount of any borrowings for investment purposes.

Non-Diversification. The Fund has registered as a "non-diversified" investment company, permitting the Adviser to invest more than 5% of the assets of the Fund in the obligations of any one issuer. Since a relatively high percentage of the Fund's assets may be invested in the obligations of a limited number of issuers, the value of Fund shares may be more susceptible to any single economic, political or regulatory event than the shares of a diversified investment company.

Additional Risks. Securities in which the Fund may invest are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or, as the case may be, the New York legislature extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any one or more issuers to pay when due principal of and interest on their tax-exempt securities may be materially affected.

From time to time, proposals have been introduced before Congress which would adversely affect the Federal income tax consequences of holding tax-exempt securities. Federal tax legislation enacted primarily during the 1980's limits the types and amounts of tax-exempt bonds issuable for certain purposes, especially industrial development bonds and other types of "private activity" bonds. Such limits may affect the future supply and yields of these types of tax-exempt securities. Further proposals limiting the issuance of tax-exempt securities may well be introduced in the future. If it appeared that the availability of tax-exempt securities for investment by the Fund and the value of the Fund's investments could be materially affected by such changes in law, the Trustees would reevaluate the Fund's investment objective and policies and consider changes in the structure of the Fund or its dissolution.

All of the investments of the Fund will be made in:

      (1) tax-exempt securities which at the time of purchase are rated BB or better by Standard & Poor's Ratings Group ("S&P"), or Fitch Investors Services, Inc. ("Fitch") or Ba by Moody's Investors Service, Inc. ("Moody's"). Alternatively, the bonds may be unrated but considered by the Adviser to be of comparable quality. Not more than one-third of the Fund's total assets will be invested in tax-exempt bonds rated lower than A or determined to be of comparable quality.

      (2) Notes of issuers having an issue of outstanding tax-exempt securities rated at least A by S&P, Moody's or by Fitch, or notes which are guaranteed by the U.S. Government or rated MIG-1 or MIG-2 by Moody's, or unrated notes which are determined to be of comparable quality by the Adviser.

      (3) Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some obligations issued by an agency or instrumentality may be supported by the full faith and credit of the U.S. Treasury, while others may be supported only by the credit of the particular Federal agency or instrumentality.

      (4) Commercial paper which is rated A-1 or A-2 by S&P, P-1 or P-2 by Moody's, or at least F-1 by Fitch, or which is not rated, but is considered by the Adviser to be of comparable quality; obligations of banks with $1 billion of assets and cash equivalents, including certificates of deposit, bankers acceptances and repurchase agreements. Ratings of A-2 or P-2 on commercial paper indicate a strong capacity for timely payment, although the relative degree of safety is not as high as for issuers designated A-1 or P-1. Appendix B contains further information about ratings.

Tax-Exempt Securities. These are debt securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is excludable from gross income for Federal income tax purposes, without regard to whether the interest income thereon is exempt from the personal income tax of any state.

Tax-exempt securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which tax-exempt securities may be issued include the refunding of outstanding obligations or obtaining funds for general operating expenses.

In addition, certain types of "private activity bonds" may be issued by public authorities to finance privately operated housing facilities and certain local facilities for water supply, gas, electricity, sewage or solid waste disposal or student loans, or to obtain funds to lend to public or private institutions for the construction of facilities such as educational, hospital and housing facilities. Such private activity bonds are included within the term tax-exempt securities if the interest paid thereon is excluded from gross income for Federal income tax purposes.

The interest income on certain private activity bonds (including the Fund's distributions to its shareholders attributable to such interest) may be treated as a tax preference item under the Federal alternative minimum tax. The Fund will not include tax-exempt securities generating this income for purposes of measuring compliance with the 80% fundamental investment policy described in the Prospectus.

Other types of private activity bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may also constitute tax-exempt securities, but current Federal tax law places substantial limitations on the size of such issues.

The yields or returns on tax-exempt securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the tax-exempt bond market, the size of a particular offering, the maturity of the obligation and the rating (if any) of the issue. The ratings of Moody's , Fitch and S&P represent their opinions as to the quality of various tax-exempt securities which they undertake to rate. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, tax-exempt securities with the same maturity and interest rate with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, due to such factors as changes in the overall demand or supply of various types of tax-exempt securities or changes in the investment objectives of investors.

The market value of debt securities which carry no equity participation usually reflects yields generally available on securities of similar quality and type. When such yields decline, the market value of a portfolio already invested at higher yields can be expected to rise if such securities are protected against early call. In general, in selecting securities, the portfolio manager of the Fund intends to seek protection against early call. Similarly, when such yields increase, the market value of a portfolio already invested at lower yields can be expected to decline. The Fund may invest in debt securities which sell at substantial discounts from par. These securities are low coupon bonds which, during periods of high interest rates, because of their lower acquisition cost tend to sell on a yield basis approximating current interest rates.

Municipal Bonds. Municipal bonds generally are classified as either general obligation bonds or revenue bonds. General obligation bonds are backed by the credit of an issuer having taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation of the issuer's legislative body. Revenue bonds, by contrast, are payable only from the revenues derived from a particular project, facility or a specific revenue source. They are not generally payable from the unrestricted revenues of the issuer.

"Moral Obligation" Bonds. The Fund currently does not intend to invest in so-called "moral obligation" bonds, unless the credit of the issuer itself, without regard to the "moral obligation," meets the investment criteria established for investments by the Fund. With "moral obligation" bonds, repayment is backed by a moral commitment of an entity other than the issuer.

Tax-Exempt Notes. Tax-exempt notes generally are used to provide for short-term capital needs and generally have maturities of one year or less. Tax-exempt notes include: Project Notes.

Project notes are backed by an agreement between a local issuing agency and the Federal Department of Housing and Urban Development ("HUD") and carry a United States

Government guarantee. These notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and urban renewal programs). Although they are the primary obligations of the local public housing agencies or local urban renewal agencies, the HUD agreement provides for the additional security of the full faith and credit of the United States Government. Payment by the United States pursuant to its full faith and credit obligation does not impair the tax-exempt character of the income from Project Notes.

Tax-Anticipation Notes. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various tax revenues, such as income, sales, use and business taxes, and are specifically payable from these particular future tax revenues.

Revenue Anticipation Notes. Revenue anticipation notes are issued in expectation of receipt of specific types of revenue, other than taxes, such as federal revenues available under Federal Revenue Sharing Programs.

Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the funds for the repayment of the Notes.

Construction Loan Notes. Construction loan notes are sold to provide construction financing. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment by the Government National Mortgage Association to purchase the loan, accompanied by a commitment by the Federal Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided by the commitments of banks to purchase the loan.

Commercial Paper. Issues of commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by agencies of state and local governments to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax- exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

Ratings as Investment Criteria.

Lower Rated High Yield "High Risk" Debt Obligations. The Fund may invest in high yielding, fixed income securities rated below Baa by Moody's or BBB by S&P or Fitch or which are unrated but are considered by the Adviser to be of comparable quality. Ratings are based largely on the historical financial condition of the issuer. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. Bonds rated BB or Ba are generally referred to as junk bonds. See "Appendix B" attached hereto.

The values of lower-rated securities and those which are unrated but which are considered by the Adviser to be of comparable quality generally fluctuate more than those of high-rated securities. These securities involve greater price volatility and risk of loss of principal and income. In addition, the lower rating reflects a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower-rated securities generally respond to short-term market developments to a greater extent than for higher rated securities, because these developments are perceived to have a more direct relationship to the issuer's ability to meet its ongoing debt obligations. Although the

Adviser seeks to minimize these risks through diversification, investment analysis and attention to current developments in interest rates and economic conditions, there can be no assurance that the Adviser will be successful in limiting the Fund's exposure to the risks associated with lower rated securities. Because the Fund invests in securities in the lower rated categories, the achievement of the Fund's goals is more dependent on the Adviser's ability than would be the case if the Fund was investing in securities in the higher rated categories.

Ratings. Ratings for Bonds issued by various jurisdictions are noted herein. Such ratings reflect only the respective views of such organizations, and an explanation of the significance of such ratings may be obtained from the rating agency furnishing the same. There is no assurance that a rating will continue for any given period of time or that a rating will not be revised or withdrawn entirely by any or all of such rating agencies, if, in its or their judgment, circumstances so warrant. Any downward revision or withdrawal of a rating could have an adverse effect on the market prices of any of the bonds described herein.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid securities. The Trustees have adopted guidelines and delegated to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Participation Interests. Participation interests may take the form of interests in or of a lending syndicate. The Fund's investments in participation interests may be subject to its 15% net assets limitation on investments in illiquid securities. The fund may purchase only those participation interest that mature in 60 days or less or, if maturing in more than 60 days, that have a floating rate that is automatically adjusted at least once every 60 days. Participation interests in municipal lease obligations will not be considered illiquid for purposes of the Fund's 15% limitation on illiquid securities provided the Adviser determines that there is a readily available market for such securities.

In reaching liquidity decisions, the Adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.) With respect to municipal lease obligations, the Adviser also considers: (1) the willingness of the municipality to continue, annually or biannually, to appropriate funds for payment of the lease; (2) the general credit quality of the municipality and the essentiality to the municipality of the property covered by the lease; (3) an analysis of factors similar to that performed by nationally recognized statistical rating organizations in evaluating the credit quality of a municipal lease obligation, including (i) whether the lease can be canceled; (ii) if applicable, what assurance there is that the assets represented by the lease can be sold; (iii) the strength of the lessee's general credit (e.g., its debt, administrative, economic and financial characteristics); (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an event of nonappropriation); and (v) the legal recourse in the event of failure to appropriate; and (4) any other factors unique to municipal lease obligations as determined by the Adviser.

Repurchase Agreements. The Fund may enter into repurchase agreements for the purpose of realizing additional (taxable) income. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income, a decline in value of the underlying securities or lack of access to income during this period, and the expense of enforcing its rights.

Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. The Fund will not enter into reverse repurchase agreements and other borrowings exceeding in the aggregate 33 1/3% of the market value of its total assets. To minimize various risks associated with reverse repurchase agreements, the Fund will establish a separate account consisting of highly liquid, marketable securities in an amount at least equal to the repurchase prices of these securities (plus accrued interest thereon) under such agreements. In addition, the Fund will not purchase additional securities while all borrowings are outstanding. The Fund will enter into reverse repurchase agreements only with federally insured banks or savings and loan associations which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Options on Securities and Securities Indices. The Fund may purchase and write
(sell) call and put options on any securities in which it may invest on any securities index based on securities in which it may invest. These options may be listed on national domestic securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities written by the Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by the Fund obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities in a segregated account with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts") in the market value of securities of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities. Under certain circumstances, the Fund may not be treated as the tax owner of a security if the Fund has purchased a put option on the same security. If this occurred, the interest on the security would be taxable.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.

Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates and securities prices, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities, securities indices, and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies with Future Contracts. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire. When securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated decline in market prices that would adversely affect the value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities to alter the investment characteristics of portfolio securities or to gain or increase its exposure to a particular securities market.

Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between the Fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Structured or Hybrid Notes. The Fund may invest in "structured" or "hybrid" notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed income securities or interest rates. Examples of these benchmarks include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows the Fund to gain exposure to the benchmark market while fixing the maximum loss that the Fund may experience in the event that market does not perform as expected. Depending on the terms of the note, the Fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; the Fund's loss cannot exceed this foregone interest and/or principal. An investment in structured or hybrid notes involves risks similar to those associated with a direct investment in the benchmark asset.

Indexed Securities. The Fund may invest in indexed securities, including floating rate securities that are subject to a maximum interest rate ("capped floaters") and leveraged inverse floating rate securities ("inverse floaters") (up to 10% of the Fund's total assets). The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in a relation to one or more interest rates, financial indices, or other financial indicators ("reference prices"). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market charges in interest rates or other reference prices.

Risk Associated With Specific Types of Derivative Debt Securities. Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. The risk of early prepayments is the primary risk associated with interest only debt securities ("IOs"), super floaters and other leveraged floating rate instruments. In some instances, early prepayments may result in a complete loss of investment in certain of these securities. The primary risks associated with certain other derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates.

Derivative debt securities include floating rate securities based on the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating rate securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), leveraged inverse floating rate securities ("inverse floaters"), principal only debt securities ("POs") and certain residual or support branches of index amortizing notes. Index amortizing notes are subject to extension risk resulting from the issuer's failure to exercise its option to call or redeem the notes before their stated maturity date. Leveraged inverse IOs present an especially intense combination of prepayment, extension and interest rate risks.

Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. X- reset floaters have a coupon that remains fixed for more than one accrual period. Thus, the type of risk involved in these securities depends on the terms of each individual X-reset floater.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Swaps, Caps, Floors and Collars. As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, and other types of swap agreements such as caps, collars and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterpart's ability to perform, and may decline in value if the counterpart's credit worthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. The Fund will maintain in a segregated account with its custodian, cash or liquid, high grade debt securities equal to the net amount, if any, of the excess of the Fund's obligations over its entitlement with respect to swap, cap, collar or floor transactions.

Lending of Securities. For purposes of realizing additional (taxable) income, the Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value exceeding 33 1/3% of its total assets.

Short-Term Trading and Portfolio Turnover. The Fund may attempt to maximize current income through short-term portfolio trading. This will involve selling portfolio instruments and purchasing different instruments to take advantage of yield disparities in different segments of the market for government obligations. Short- term trading may have the effect of increasing portfolio turnover rate. The portfolio turnover rate for the Fund is calculated by dividing the lower annual sales or purchases of portfolio securities (exclusive of purchases or sales of all securities whose maturities at the time of acquisition were 1 year or less) by the monthly average value of the securities in the Fund during the year. A high rate of portfolio turnover (100% or greater) involves correspondingly higher brokerage expenses. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.

Special Risks

The following information as to certain special risks associated with investing in New York constitutes only a brief summary and does not purport to be a complete description of the considerations associated with such investments. The information is based in part on information from official statements related to securities offerings of New York issuers and is believed to be accurate.

The following section provides only a brief summary of the complex factors affecting the financial situation in New York and is based on information obtained from New York State (the "State" or "New York State") certain of its authorities and New York City (the "City" or "New York City") as publicly available on the date of this Statement of Additional Information. The information contained in such publicly available documents has not been independently verified. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of the State, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default in the absence of a specific guarantee of pledge provided by the State. It should also be noted that the fiscal stability of New York State is related to the fiscal stability of New York City and of the State's Authorities. New York State's experience has been that if New York City or any other major political subdivision or any of the State's Authorities suffers serious financial difficulty, the ability of New York State, New York State's political subdivisions (including New York City) and the State's Authorities to obtain financing in the public credit markets is adversely affected. This results in part from the expectation that to the extent that any Authority or local government experiences financial difficulty, it will seek and receive New York State financial assistance. Moreover, New York City accounts for approximately 40% of New York State's population and tax receipts, so New York City's financial integrity in particular affects New York State directly. Accordingly, if there should be a default by New York City or any other major political subdivision or any of the State's Authorities, the market value and marketability of all New York Tax-Exempt Bonds issued by New York State, its political subdivisions and Authorities ("New York Tax-Exempt Bonds") could be adversely affected. This would have an adverse effect on the asset value and liquidity of the Fund, even though securities of the defaulting entity may not be held by the Fund.

Despite being the site of the nation's most devastating act of terrorism, New York City and New York State have not felt the credit shocks that might have befallen less fiscally prepared governments. Their respective general obligation bond ratings, which had been raised within a year of the attacks, have remained the same thanks to previously proactive budget management and, in the case of New York State, strong reserve levels. However, the city and the state, like much of the rest of the country, are weaker economically over the same time frame. Related entities, including the Port Authority of New York and New Jersey and the Metropolitan Transportation Authority have also escaped prolonged credit pressure.

The New York City Council recently approved an 18 percent property tax increase and $844 million in budget cuts, more than filling an expected $1.1 billion deficit this fiscal year while still leaving a gap or more than $5 billion for the next fiscal year. As New York City deals with its most serious fiscal crisis since the 1970's, the mayor has acknowledged New York might be forced to increase taxes or cut services deeper in the event that it fails to receive assistance from the state and federal governments.

New York State's adopted budget reflects the effect of an expected decline in revenues, totaling $1.4 billion, resulting from the final accounting for income taxes, business losses from the September 11 attacks, and quantifying the effect of the federal economic stimulus program on the state budget. The budget assumes that these are one-time losses, and to close the shortfall, it is making use of existing reserves, revenue, and spending actions.

Authorities The fiscal stability of New York is related, at least in part, to the fiscal stability of its localities and Authorities. Authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to New York State. Authorities may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization.

Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls, mass transportation and rentals for dormitory rooms and housing. In recent years, however, New York has provided financial assistance through appropriations, in some cases of a recurring nature, to certain Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This assistance is expected to continue to be required in future years. Failure of New York to appropriate necessary amounts or to take other action to permit the Authorities to meet their obligations could result in a default by one or more of the Authorities. If a default were to occur, it would likely have a significant adverse effect on the market price of obligations of the State and its Authorities.

Agencies and Localities Beginning in 1975 (in part as a result of the then current New York City and UDC financial crises), various localities of New York State began experiencing difficulty in marketing their securities. As a result, certain localities, in addition to New York City, have experienced financial difficulties leading to requests for State assistance. If future financial difficulties cause agencies or localities to seek special State assistance, this could adversely affect New York State's ability to pay its obligations. Similarly, if financial difficulties of New York State result in New York City's inability to meet its regular aid commitments or to provide further emergency financing, issuers may default on their outstanding obligations, which would affect the marketability of debt obligations of New York, its agencies and municipalities such as the New York Municipal Obligations held by the Fund.

Reductions in Federal spending could materially and adversely affect the financial condition and budget projections of New York State's localities. Should localities be adversely affected by Federal cutbacks, they may seek additional assistance from the State which might, in turn, have an adverse impact on New York State's ability to maintain a balanced budget.

Certain localities in addition to the City could have financial problems which, if significant, could lead to requests for additional State assistance. To the extent the State is constrained by its financial condition, State assistance to localities may be further reduced, compounding the serious fiscal constraints already experienced by many local governments. Localities also face anticipated and potential problems resulting from pending litigation (including challenges to local property tax assessments), judicial decisions and socio-economic trends.

Certain counties and other local governments have encountered significant financial difficulties, including Nassau County and Suffolk County (which each received approval by the legislature to issue deficit notes). The State has imposed financial control on the City of New York from 1977 to 1986 and on the City of Yonkers in 1984, 1988 and 1989, and the City of Troy commencing in 1995, under an appointed control board in response to fiscal crises encountered by these municipalities.

The investment objectives and policies described above under the caption "Investment Objective and Policies" are not fundamental and may be changed by the Trustees without shareholder approval.

Investment Restrictions

Fundamental Investment Restrictions. The fundamental investment restrictions will not be changed for the Fund without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means the approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund's outstanding shares.

The Fund may not:

      (1)   Issue senior securities, except as permitted by paragraphs (2) and
            (7) below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, and repurchase agreements entered into in accordance with the Fund's investment policies, and the pledge, mortgage or hypothecation of the Fund's assets within the meaning of paragraph (3) below are not deemed to be senior securities.

      (2) Borrow money, except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not purchase securities while borrowings are outstanding.

      (3) Pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted by paragraph (2) above and then only if such pledging, mortgaging or hypothecating does not exceed 10% of the Fund's total assets taken at market value.

      (4) Act as an underwriter, except to the extent that in connection with the disposition of Fund securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933. The Fund may also participate as part of a group in bidding for the purchase of Tax-Exempt Bonds directly from an issuer in order to take advantage of the lower purchase price available to members of such groups.

      (5) Purchase or sell real estate or any interest therein, but this restriction shall not prevent the Fund from investing in Tax-Exempt Bonds secured by real estate or interests therein.

      (6) Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies in an amount up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

      (7) Purchase or sell commodities or commodity contracts or puts, calls or combinations of both, except options on securities, securities indices, currency and other financial instruments, futures contracts on securities, securities indices, currency and other financial instruments and options on such futures contracts, forward commitments, interest rate swaps, caps and floors, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

      (8) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of each investment. (Tax- Exempt Bonds and securities issued or guaranteed by the United States Government and its agencies and instrumentalities are not subject to this limitation.)

      (9) Purchase securities of an issuer (other than the U.S. Government, its agencies or instrumentalities), if such purchase would cause more than 10% of the outstanding voting securities of such issuer to be held by the Fund.

Non-fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval:

The Fund may not:

      (1) Except as permitted by fundamental investment restriction (4) above, participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable Fund securities with other accounts under the management of the Adviser to save commissions or to average prices among them is not deemed to result in a joint securities trading account.

      (2) Purchase securities on margin or make short sales unless by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold short and, if the right is conditional, the sale is made upon the same conditions, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

      (3) Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or
            (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

      (4)   invest more than 15% of its net assets in illiquid securities.

Except with respect to borrowing money, if a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Fund's assets will not be considered a violation of the restriction.

The Fund will invest only in countries on the Adviser's Approved Country Listing. The Approved Country Listing is a list maintained by the Adviser's investment department that outlines all countries, including the United States, that have been approved for investment by Funds managed by the Adviser.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Trustees, including certain Trustees who are not "interested persons" of he Fund or the Trust (as defined by the Investment Company Act of 1940) (the "Independent Trustees"), who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers or Directors of the Adviser, or officers and Directors of the Fund's principal distributor, John Hancock Funds, LLC (prior to February 1, 2002, John Hancock Funds, Inc.) ("John Hancock Funds").

-------------------------------------------------------------------------------------------------------------
                                                                                               Number of John
                             Position(s)   Trustee/                                            Hancock Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other       Overseen by
And Age                      Fund          since(2)    Directorships During Past 5 Years       Trustee
-------------------------------------------------------------------------------------------------------------
Independent Trustees
-------------------------------------------------------------------------------------------------------------
Dennis S. Aronowitz          Trustee       1988        Professor of Law, Emeritus, Boston      31
Born:  1931                                            University School of Law (as of
                                                       1996); Director, Brookline
                                                       Bancorp.
-------------------------------------------------------------------------------------------------------------
Richard P. Chapman, Jr.      Trustee       1975        President and Chief Executive           31
Born:  1935                                            Officer, Brookline Bancorp., Inc.
                                                       (lending) (since 1972); Trustee,
                                                       Northeastern University
                                                       (education); Chairman and
                                                       Director, Lumber Insurance Co.
                                                       (insurance) (until 2000); Chairman
                                                       and Director, Northeast Retirement
                                                       Services, Inc. (retirement
                                                       administration) (since 1998).
-------------------------------------------------------------------------------------------------------------
William J. Cosgrove          Trustee       1991        Vice President, Senior Banker and       31
Born:  1933                                            Senior Credit Officer, Citibank,
                                                       N.A. (retired 1991); Executive
                                                       Vice President, Citadel Group
                                                       Representatives, Inc.; Director,
                                                       Hudson City Bancorp; Trustee,
                                                       Scholarship Fund for Inner City
                                                       Children (since 1986).
-------------------------------------------------------------------------------------------------------------
Richard A. Farrell           Trustee       1996        President, Farrell, Healer & Co.,       31
Born:  1932                                            Inc. (venture capital management
                                                       firm)(since 1980) and General
                                                       Partner of the Venture Capital
                                                       Fund of NE (since 1980); Trustee,
                                                       Marblehead Savings Bank (since
                                                       1994). Prior to 1980, headed the
                                                       venture capital group at Bank of
                                                       Boston Corporation.
-------------------------------------------------------------------------------------------------------------

(1) Business address for independent and interested Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

------------------------------------------------------------------------------------------------------------
                                                                                              Number of John
                           Position(s)     Trustee/                                           Hancock Funds
Name, Address (1)          Held with       Officer     Principal Occupation(s) and other      Overseen by
And Age                    Fund            since(2)    Directorships During Past 5 Years      Trustee
------------------------------------------------------------------------------------------------------------
William F. Glavin          Trustee         1996        President Emeritus, Babson College     31
Born:  1932                                            (as of 1998); Vice Chairman, Xerox
                                                       Corporation (until 1989);
                                                       Director, Reebok, Inc. (until
                                                       2002) and Inco Ltd. (until 2002).
------------------------------------------------------------------------------------------------------------
John A. Moore              Trustee         1996        President and Chief Executive          39
Born:  1939                                            Officer, Institute for Evaluating
                                                       Health Risks, (nonprofit
                                                       institution) (until 2001); Senior
                                                       Scientist, Sciences International
                                                       (health research)(since 1998);
                                                       Principal, Hollyhouse
                                                       (consulting)(since 2000);
                                                       Director, CIIT(nonprofit research)
                                                       (since 2002).
------------------------------------------------------------------------------------------------------------
Patti McGill Peterson      Trustee         1996        Executive Director, Council for        39
Born:  1943                                            International Exchange of Scholars
                                                       (since 1998); Vice President,
                                                       Institute of International
                                                       Education (since 1998); Senior
                                                       Fellow, Cornell Institute of
                                                       Public Affairs, Cornell University
                                                       (until 1997); President Emerita of
                                                       Wells College and St. Lawrence
                                                       University; Director, Niagara
                                                       Mohawk Power Corporation (electric
                                                       utility).
------------------------------------------------------------------------------------------------------------
John W. Pratt              Trustee         1996        Professor of Business                  31
Born:  1931                                            Administration Emeritus, Harvard
                                                       University Graduate School of
                                                       Business Administration (as of
                                                       1998).
------------------------------------------------------------------------------------------------------------

(1) Business address for independent and interested Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

--------------------------------------------------------------------------------------------------------------
                                                                                                Number of John
                           Position(s)    Trustee/                                              Hancock Funds
Name, Address (1)          Held with      Officer      Principal Occupation(s) and other        Overseen by
And Age                    Fund           since(2)     Directorships During Past 5 Years        Trustee
--------------------------------------------------------------------------------------------------------------
Interested
Trustees
--------------------------------------------------------------------------------------------------------------
John M. DeCiccio (3)       Trustee        2001         Executive Vice President and Chief       61
Born: 1948                                             Investment Officer, John Hancock
                                                       Financial Services, Inc.;
                                                       Director, Executive Vice President
                                                       and Chief Investment Officer, John
                                                       Hancock Life Insurance Company;
                                                       Chairman of the Committee of
                                                       Finance of John Hancock Life
                                                       Insurance Company; Director, John
                                                       Hancock Subsidiaries, LLC, Hancock
                                                       Natural Resource Group,
                                                       Independence Investment LLC,
                                                       Independence Fixed Income LLC,
                                                       John Hancock Advisers, LLC (the
                                                       "Adviser") and The Berkeley
                                                       Financial Group, LLC ("The
                                                       Berkeley Group"), John Hancock
                                                       Funds, LLC ("John Hancock Funds"),
                                                       Massachusetts Business Development
                                                       Corporation; Director, John
                                                       Hancock Insurance Agency, Inc.
                                                       ("Insurance Agency, Inc.") (until
                                                       1999) and John Hancock Signature
                                                       Services, Inc. ("Signature
                                                       Services") (until 1997).
--------------------------------------------------------------------------------------------------------------
Maureen R. Ford (3)        Trustee,       2000         Executive Vice President, John           61
Born: 1955                 Chairman,                   Hancock Financial Services, Inc.,
                           President                   John Hancock Life Insurance
                           and Chief                   Company; Chairman, Director,
                           Executive                   President and Chief Executive
                           Officer                     Officer, the Advisers and The
                                                       Berkeley Group; Chairman,
                                                       Director, President and Chief
                                                       Executive Officer, John Hancock
                                                       Funds; Chairman, Director and
                                                       Chief Executive Officer, Sovereign
                                                       Asset Management Corporation
                                                       ("SAMCorp."); Director, John
                                                       Hancock Subsidiaries, LLC;
                                                       Independence Investment LLC,
                                                       Independence Fixed Income LLC and
                                                       Signature Services; Senior Vice
                                                       President, MassMutual Insurance
                                                       Co. (until 1999).
--------------------------------------------------------------------------------------------------------------

(1) Business address for independent and interested Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.

(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.


----------------------------------------------------------------------------------------------------------------
                                                                                                  Number of John
                            Position(s)      Trustee/                                             Hancock Funds
Name, Address (1)           Held with        Officer      Principal Occupation(s) and other       Overseen by
And Age                     Fund             since(2)     Directorships During Past 5 Years       Trustee
----------------------------------------------------------------------------------------------------------------
Principal Officers who
are not Trustees
----------------------------------------------------------------------------------------------------------------
William L. Braman           Executive        2000         Executive Vice President and Chief      N/A
Born: 1953                  Vice                          Investment Officer, the Adviser
                            President                     and each of the John Hancock
                            and Chief                     funds; Director, SAMCorp.,
                            Investment                    Executive Vice President and Chief
                            Officer                       Investment Officer, Baring Asset
                                                          Management, London U.K. (until
                                                          2000).
----------------------------------------------------------------------------------------------------------------
Richard A. Brown            Senior Vice      2000         Senior Vice President, Chief            N/A
Born: 1949                  President                     Financial Officer and Treasurer,
                            and Chief                     the Adviser, John Hancock Funds,
                            Financial                     and The Berkeley Group; Second
                            Officer                       Vice President and Senior
                                                          Associate Controller, Corporate
                                                          Tax Department, John Hancock
                                                          Financial Services, Inc. (until
                                                          2001).
----------------------------------------------------------------------------------------------------------------
Thomas H. Connors           Vice             1992         Vice President and Compliance           N/A
Born: 1959                  President                     Officer, the Adviser and each of
                            and                           the John Hancock funds; Vice
                            Compliance                    President, John Hancock Funds.
                            Officer
----------------------------------------------------------------------------------------------------------------
William H. King             Vice             1988         Vice President and Assistant            N/A
Born: 1952                  President                     Treasurer, the Adviser; Vice
                            and Treasurer                 President and Treasurer of
                                                          each of the John Hancock funds;
                                                          Assistant Treasurer of each of the
                                                          John Hancock funds (until 2001).
----------------------------------------------------------------------------------------------------------------
Susan S. Newton             Senior Vice      1984         Senior Vice President, Secretary        N/A
Born:  1950                 President,                    and Chief Legal Officer, SAMCorp.,
                            Secretary                     the Adviser and each of the John
                            and Chief                     Hancock funds, John Hancock Funds
                            Legal Officer                 and The Berkeley Group; Vice
                                                          President, Signature Services
                                                          (until 2000), Director, Senior
                                                          Vice President and Secretary, NM
                                                          Capital.
----------------------------------------------------------------------------------------------------------------


(1) Business address for independent and interested Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

The Fund's Board of Trustees currently has five standing Committees: the Audit Committee, the Administration Committee, the Contracts/Operations Committee, the Investment Performance Committee and the Coordinating Committee. Each Committee is comprised of Independent Trustees. The Audit Committee members are Messrs. Farrell and Moore. The Audit Committee recommends to the full board auditors for the Fund, monitors and oversees the audits of the Fund, communicates with both independent auditors and internal auditors on a regular basis and provides a forum for the auditors to report and discuss any matters they deem appropriate at any time. The Audit Committee held four meetings during the fiscal year ended August 31, 2002.


The Administration Committee's members are all of the Independent Trustees of the Fund. The Administration Committee reviews the activities of the other four standing committees and makes the final selection and nomination of candidates to serve as Independent Trustees. The Administration Committee will consider nominees recommended by shareholders to serve as Independent Trustees, provided that shareholders submit recommendations in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934. The Administration Committee also works with all Trustees on the selection and election of officers of the Fund. The Administration Committee held four meetings during the fiscal year ended August 31, 2002.

The Contracts/Operations Committee members are Messrs. Chapman, Pratt and Cosgrove. The Contracts/Operations Committee oversees the initiation, operation, and renewal of contracts between the Fund and other entities. These contracts include advisory and subadvisory agreements, custodial and transfer agency agreements and arrangements with other service providers. The Contracts/Operations Committee held five meetings during the fiscal year ended August 31, 2002.

The Investment Performance Committee consists of Mr. Aronowitz, Mr. Glavin, and Ms. Peterson. The Investment Performance Committee monitors and analyzes the performance of the Fund generally, consults with the adviser as necessary if the Fund requires special attention, and reviews peer groups and other comparative standards as necessary. The Investment Performance Committee held four meetings during the fiscal year ended August 31, 2002.

The Coordinating Committee members are the chairpersons of the other four standing committees. The Coordinating Committee assures consistency of action among committees, reviews Trustee compensation, evaluates Trustee performance and considers committee membership rotations as well as relevant corporate governance issues.

The following table provides a dollar range indicating each Trustee's ownership of equity securities of the Fund, as well as aggregate holdings of shares of equity securities of all John Hancock Funds overseen by the Trustee, as of December 31, 2001.

----------------------------------------------------------------------------------------------------------
                              Dollar Range of Fund shares       Aggregate Dollar Range of holdings in John
Name of Trustee               Owned by Trustee (1)              Hancock funds overseen by Trustee (1)
----------------------------------------------------------------------------------------------------------
Independent Trustees
----------------------------------------------------------------------------------------------------------
Dennis S. Aronowitz           None                              $50,001-$100,000
----------------------------------------------------------------------------------------------------------
Richard P. Chapman, Jr.       None                              Over $100,000
----------------------------------------------------------------------------------------------------------
William J. Cosgrove           None                              Over $100,000
----------------------------------------------------------------------------------------------------------
Richard A. Farrell            None                              Over $100,000
----------------------------------------------------------------------------------------------------------
William F. Glavin             None                              $10,001-$50,000
----------------------------------------------------------------------------------------------------------
Dr. John A. Moore             None                              Over $100,000
----------------------------------------------------------------------------------------------------------
Patti McGill Peterson         $1-$10,000                        Over $100,000
----------------------------------------------------------------------------------------------------------
John W. Pratt                 None                              Over $100,000
----------------------------------------------------------------------------------------------------------
Interested Trustees
----------------------------------------------------------------------------------------------------------
John M. DeCiccio              None                              Over $100,000
----------------------------------------------------------------------------------------------------------
Maureen R. Ford               None                              Over $100,000
----------------------------------------------------------------------------------------------------------

(1) Under the John Hancock Deferred Compensation Plan for Independent Trustees, an Independent Trustee may elect to earn a return on his deferred fees equal to the amount that he would have earned if the deferred fees amount were invested in one or more funds in the John Hancock fund complex. Under these circumstances, a trustee is not the legal owner of the underlying shares, but participates in any positive or negative return on those shares to the same extent as other shareholders. If the Trustees were deemed to own the shares used in computing the value of his deferred compensation, as of December 31, 2001, the respective "Dollar Range of Fund Shares Owned by Trustee" and the "Aggregate Dollar Range of holdings in John Hancock funds overseen by Trustee" would be none and over $100,000 for Mr. Chapman, none and over $100,000 for Mr. Cosgrove, none and over $100,000 for Mr. Glavin, none and over $100,000 for Mr. Moore.

The following tables provide information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Ms. Ford and Mr. DeCiccio, each a non-Independent Trustee, and each of the officers of the Fund are interested persons of the Adviser, and/or affiliates.are compensated by the Adviser and received no compensation from the Fund for their services.

                                                          Total Compensation
                                   Aggregate            From the Fund and John
                               Compensation from           Hancock Fund Complex
Independent Trustees              the Fund (1)              to Trustees (2)
--------------------              ------------              ---------------
Dennis J. Aronowitz               $   446                    $  75,000
Richard P. Chapman*                   475                       78,100
William J. Cosgrove*                  448                       72,000
Richard A. Farrell                    447                       72,000
Gail D. Fosler(3)                     446                       75,000
William F. Glavin*                    447                       72,000
Dr. John A. Moore*                    446                       75,100
Patti McGill Peterson                 438                       72,000
John Pratt                            438                       72,000
                                  -------                      -------
Total                             $ 4,031                    $663,2000

(1)   Compensation is for the fiscal year ended August 31, 2002.

(2) Total compensation paid by the John Hancock Funds Complex to the Independent Trustees is as of December 31, 2001. As of this date, there were sixty-one funds in the John Hancock Fund Complex, with Mr. Moore and Ms. Peterson serving on thirty-nine funds and each the other Independent Trustees serving on thirty-one funds.

(3)   Effective December 31, 2002, Ms. Fosler resigned as Trustee to the
      Complex.

*As of December 31, 2001, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for Mr. Chapman was $71,309, Mr. Cosgrove was $207,842, Mr. Glavin was $280,472 and for Dr. Moore was $238,982 under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees (the "Plan").

All of the officers listed are officers or employees of the Adviser or Affiliated Companies. Some of the Trustees and officers may also be officers or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

As of December 3, 2002, the officers and Trustees of the Fund as a group beneficially owned less than 1% of the outstanding shares of the Fund. As of that date, the following shareholders beneficially owned 5% or more of the outstanding shares of the Fund:

                                                                  Percentage of Total
                                                                  Outstanding Shares of the
Name and Address of Shareholder            Class of Shares        Class of the Fund
-------------------------------            ---------------        -----------------
MLPF&S For The Sole Benefit of                    B                     17.59%
Its Customers
Attn: Fund Administration 97M78
4800 Deerlake Drive East 2nd Floor
Jacksonville FL 32246-6484

Salomon Smith Barney Inc.                         B                      5.96%
00109801250
Attn: Cindy Tempesta 7th Floor
333 West 34th St
New York NY 10001-2483

PaineWebber For the Benefit of                    C                     11.79%
Janet Schwartz Feldman
5 Cherry Lane
Kings Point, NY 11024-1121

Salomon Smith Barney                              C                     10.72%
House Account 00109801250
Attn: Cindy Tempesta 7th Floor
333 West 34th St.
New York NY 1001-2483

MLPF&S For The Sole Benefit of                    C                      7.02%
Its Customers
Attn: Fund Administration
4800 Deerlake Drive East 2nd Floor
Jacksonville FL 32246-6484

US Clearing Corp                                  C                      6.85%
FBO 120-12596-19
26 Broadway
New York NY 10004-1703

PaineWebber FBO                                   C                      6.12%
Merav Abbe Irrevtrust
U/A Dtd 10-23-02
14 Horseguard Ln
Scarsdale NY 10583-2311

INVESTMENT ADVISORY AND OTHER SERVICES


The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and as of March 31, 2003 had approximately $26 billion in assets under management in its capacity as investment adviser to the Fund and other funds in the John Hancock group of funds as well as retail and institutional privately managed accounts. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of approximately $130 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating from Standard and Poor's and A.M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.


The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser which was approved by the Fund's shareholders. Pursuant to the Advisory Agreement, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit, and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the subject Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly a fee based on a stated percentage of the average daily net assets of the Fund as follows:

Average Daily Net Assets                                     Annual Rate
------------------------                                     -----------
First $250 million                                           0.500%
Next $250 million                                            0.450%
Next $500 million                                            0.425%
Next $250 million                                            0.400%
Amounts over $1,250,000,000                                  0.300%

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of its average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

For the fiscal years ended August 31, 2000 and 2001, the advisory fee paid by the Fund to the Adviser amounted to $109,554 and $233,289 for services, respectively. However, a portion of such fees were not imposed pursuant to the voluntary fee reduction and expense limitation agreement then in effect, which was terminated effective December 31, 2002. For the fiscal years ended August 31, 2000 and 2001, advisory fees actually payable to the Fund amounted to $265,913 and $282,154, respectively. For the fiscal year ended August 31, 2002, the Fund paid the Adviser $349,929.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or for other funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which their respective Advisory Agreement relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of the obligations and duties under the Advisory Agreement.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Fund's Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The Fund's Board of Trustees is responsible for overseeing the performance of the Fund's investment adviser and determining whether to approve and renew the Fund's Advisory Agreement. The Board has a standing request that the Adviser provide the Board with certain information the Board has deemed important to evaluating the short- and long-term performance of the Adviser. This information includes periodic performance analysis and status reports from the Adviser and quarterly Portfolio and Investment Performance Reports. The Fund's portfolio managers meet with the Board from time to time to discuss the management and performance of the Fund and respond to the Board's questions concerning the performance of the Adviser. When the Board considers whether to renew an investment advisory contract, the Board takes into account numerous factors, including: (1) the nature, extent and quality of the services provided by the Adviser; (2) the investment performance of the Fund's assets managed by the adviser; (3) the fair market value of the services provided by the adviser; (4) a comparative analysis of expense ratios of, and advisory fees paid by, similar funds; (5) the extent to which the adviser has realized or will realize economies of scale as the Fund grows; (6) other sources of revenue to the Adviser or its affiliates from its relationship with the Fund and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant; and (7) the Adviser's control of the operating expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

The primary factors underlying the Board's decision to renew the Fund's Advisory Agreement were as follows:

o The Board determined that the performance results of the Fund and the Adviser's responsive actions were reasonable, as compared with relevant performance standards, including the performance results of comparable corporate debt funds derived from data provided by Lipper Inc. and appropriate market indexes.

o The Board decided that the advisory fee paid by the Fund was reasonable based on the average advisory fee for comparable funds. The Board also took into account the nature of the fee arrangements which include breakpoints that will adjust the fee downward as the size of the Fund's portfolio increases.

o The Board evaluated the Adviser's investment staff and portfolio management process, and reviewed the composition and overall performance of the Fund's portfolio on both a short-term and long-term basis. The Board considered whether the Fund should obtain alternative portfolio management services and concluded that, under all the circumstances and based on its informed business judgment, the most appropriate course of action in the best interest of the Fund's shareholders was to renew the agreement with the Adviser.

The continuation of the Advisory Agreement and Distribution Agreement (discussed below) was approved by all of the Trustees. The Advisory Agreement and the Distribution Agreement will continue in effect from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement, or "interested persons" of any such parties. Both Agreements may be terminated on 60 days written notice by any party or by a vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if assigned.

Accounting and Legal Services Agreement The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this Agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal years ended August 31, 2000, 2001 and 2002, the Fund paid the Adviser $10,238, $11,214 and $14,794, respectively, for services under this Agreement.

Personnel of the Adviser and its affiliates may trade securities for their personal accounts. The Fund also may hold, or may be buying or selling, the same securities. To prevent the Fund from being disadvantaged, the adviser(s) principal underwriter and the Fund have adopted a code of ethics which restricts the trading activity of those personnel.

Distribution ContractS

The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each class on behalf of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. These Selling Brokers are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. John Hancock Funds accepts orders for the purchase of the shares of the Fund that are continually offered at net asset value next determined, plus an applicable sales charge, if any. In connection with the sale of Fund shares, John Hancock Funds and Selling Brokers receive compensation from a sales charge imposed, in the case of Class A and Class C shares, at the time of sale. In the case of Class B or Class C shares, the broker receives compensation immediately but John Hancock Funds is compensated on a deferred basis.

Total underwriting commissions for sales of the Fund's Class A shares for the fiscal years ended August 31, 2000, 2001 and 2002 were $22,309, $130,247 and $216,417, respectively, and $2,100, $11,438 and $26,342, respectively, were retained by John Hancock Funds in 2000, 2001 and 2002, respectively. Total underwriting commissions for sales of the Fund's Class C shares for the period from May 1, 2000 to August 31, 2000 and fiscal years ended August 31, 2001 and 2002 were $2,755, $4,243 and $25,785, respectively. The remainder of the underwriting commissions were reallowed to Selling Brokers.

The Fund's Trustees adopted Distribution Plans with respect to each class of shares (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A shares and 1.00% for Class B and Class C shares, of the Fund's average daily net assets attributable to shares of that class. However, the service fee will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. The distribution fees will be used to reimburse John Hancock Funds for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of John Hancock Funds) engaged in the sale of Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B and Class C shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Brokers and others for providing personal and account maintenance services to shareholders. In the event the John Hancock Funds is not fully reimbursed for payments or expenses under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B and Class C Plans will be carried forward together with interest on the balance of these unreimbursed expenses. The Fund does not treat unreimbursed expenses under the Class B and Class C Plans as a liability of the Fund, because the Trustees may terminate Class B and/or Class C Plans at any time with no additional liability for these expenses to the shareholders and the Fund. For the fiscal year ended August 31, 2002, an aggregate of $529,259 of distribution expenses or 2.57% of the average net assets of the Fund's Class B shares was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods. For the fiscal year ended August 31, 2002, an aggregate of $32,960 distribution expenses or 2.46% of the average net assets of the Fund's Class C shares was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees.

The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on such Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provide the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as their continuance is approved at least annually by a majority of both the Trustees and Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds, and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to that Plan. Each Plan provides, that no material amendment to the Plans will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Fund. The holders of Class A, Class B and Class C shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.

Amounts paid to John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of Trustees. From time to time, the Fund may participate in joint distribution activities with other funds and the costs of those activities will be borne by the Fund in proportion to the relative net asset value of the participating Fund.

During the fiscal year ended August 31, 2002, the Fund paid John Hancock Funds the following amounts of expenses in connection with their services.

                                             Expense Items
                                             -------------

                                                                                                Interest,
                                  Printing and Mailing                       Expenses           Carrying or
                                  of Prospectuses to      Compensation to    of John Hancock    Other Finance
                  Advertising     New Shareholders        Selling Brokers    Funds              Charges
                  -----------     ----------------        ---------------    -----              -------
Class A           $25,940         $  823                  $60,383            $56,969            $    0
Class B           $51,933         $1,421                  $52,654            $98,891            $1,162
Class C           $ 4,122         $   52                  $   556            $ 8,685            $    0

SALES COMPENSATION

As part of their business strategies, the Fund, along with John Hancock Funds, pays compensation to financial services firms that sell the Fund's shares. These firms typically pass along a portion of this compensation to your broker or financial representative.

The two primary sources of broker compensation payments are (1) the 12b-1 that are paid out of the Fund's assets and sales charges paid by the investors. The sales charges and 12b-1 fees are detailed in the prospectus and under "Distribution Contracts" in this Statement of Additional Information. The portions of these expenses that are paid to financial services firms are shown on the next page.

Whenever you make an investment in the Fund, the financial services firm receives a reallowance/payment, as described below. The firm also receives the first year's 12b-1 service fee at this time. Beginning with the second year after an investment is made, the financial services firm receives an annual 12b-1 service fee of 0.25% of its total eligible fund net assets. This fee is paid quarterly in arrears by the Fund.

In addition, from time to time, John Hancock Funds, at its expense, may provide significant additional compensation to financial services firms in connection with their promotion of the Fund or sale of shares of the Fund. Such compensation provided by John Hancock Funds may include, for example, financial assistance to financial services firms in connection with their marketing and sales development programs for their registered representatives and other employees, as well as payment for travel expenses, including lodging, incurred by registered representatives and other employees for such marketing and sales development programs, as well as assistance for seminars for the public, advertising and sales campaigns regarding one or more Funds, and other financial services firms-sponsored events or activities. From time to time, John Hancock Funds may provide expense reimbursements for special training of a financial services firm's registered representatives and other employees in group meetings. Other compensation, such as asset retention fees, finder's fees and reimbursement for wire transfer fees may be offered to the extent not prohibited by law or any self-regulatory agency, such as the NASD.

                                                         Broker Receives
                                  Sales charge           Maximum               Broker Receives
                                  Paid by investors      Reallowance           12b-1 Service fee     Total Broker
                                  (% of offering         (% of offering        (% of net             Compensation (1)
Class A investments               price)                 price)                investment) (3)       (% of offering price)
-------------------               ------                 ------                ---------------       ---------------------
Up to $99,999                     4.50%                  3.76%                 0.25%                 4.00%
$100,000 - $249,999               3.75%                  3.01%                 0.25%                 3.25%
$250,000 - $499,999               3.00%                  2.26%                 0.25%                 2.50%
$500,000 - $999,999               2.00%                  1.51%                 0.25%                 1.75%

Investments of Class A
shares of
$1 million or more (4)
----------------------


First $1M - $4,999,999            --                     0.75%                 0.25%                 1.00%(2)
Next $1 - $5M above that          --                     0.25%                 0.25%                 0.50%
Next $1 and more above that       --                     0.00%                 0.25%                 0.25%


                                                         Broker Receives
                                                         Maximum               Broker Receives
                                                         Reallowance           12b-1 Service fee     Total Broker
                                                         (% of offering        (% of net             Compensation(1)
Class B investments                                      price)                investment) (3)       (% of offering price)
                                                         ------                ---------------       ---------------------

All amounts                                              3.75%                 0.25%                 4.00%

                                                         Broker Receives
                                                         Maximum               Broker Receives
                                                         Reallowance           12b-1 Service fee     Total Broker
                                                         (% of offering        (% of net             Compensation(1)
Class C investments                                      price)                investment) (3)       (% of offering price)
                                                         ------                ---------------       ---------------------

Over $1,000,000 or amounts        --                     0.75%                 0.25%                 1.00%
purchased at NAV
All other amounts                 1.00%                  1.75%                 0.25%                 2.00%

(1) Broker percentages and 12b-1 service fee percentages are calculated from different amounts, and therefore may not equal total broker compensation percentages if combined using simple addition.


(2) Group investments may be eligible for 1% on asset levels of $5 million and higher.


(3)   After first year broker receives 12b-1 services fees quarterly in arrears.

(4) Includes new investments aggregated with investments since the last annual reset. John Hancock Funds may take recent redemptions into account in determining if an investment qualifies as a new investment.


CDSC revenues collected by John Hancock Funds may be used to pay broker commissions when there is no initial sales charge.

Net Asset Value

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange are generally valued at last sale price on the day of valuation or in the case of securities traded on NASDAQ, the NASDAQ official closing price. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

The NAV for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net assets by the number of its shares outstanding.

Initial Sales Charge on Class A AND CLASS C Shares

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge alternative") or on a contingent deferred basis (the "deferred sales charge alternative"). The Fund no longer issues share certificates, all shares are electronically recorded. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of Class A and Class C shares of the Fund are described in the Prospectus. Methods of obtaining a reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares, the investor is entitled to accumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Fund, owned by the investor, or if John Hancock Signature Services, Inc. ("Signature Services") is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.

Without Sales Charge. Class A shares may be offered without a front-end sales charge or contingent deferred sales charge ("CDSC") to various individuals and institutions as follows:

o A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates, sub-adviser or Selling Brokers; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, children, grandchildren, mother, father, sister, brother, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew, grandparents and same sex domestic partner) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

o A former participant in an employee benefit plan with John Hancock Funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to the Fund.

o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.


o Certain retirement plans participating in Merrill Lynch servicing programs offered in Class A shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Consultant for further information.


o Retirement plans investing through PruArray Program sponsored by Prudential Securities.

o Pension plans transferring assets from a John Hancock variable annuity contract to the Fund pursuant to an exemptive application approved by the Securities and Exchange Commission.

o Participant directed retirement plans with at least 100 eligible employees at the inception of the Fund account. Each of these investors may purchase Class A shares with no initial sales charge. However, if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a CDSC will be imposed at the following rate:

Amount Invested                                                      CDSC Rate
---------------                                                      ---------
$1 to $4,999,999                                                     1.00%
Next $5 million to $9,999,999                                        0.50%
Amounts of $10 million and over                                      0.25%

Class C shares may be offered without a front-end sales charge to:

o     Investments of redemption proceeds from a non-John Hancock mutual fund.

o Group Retirement plan products for which John Hancock Signature Services performs employer recordkeeping and administrative services. (These plans include 403(b), SIMPLE IRA, SEP and SARSEP plans.)

o Group Retirement plan products sold through third party administrators under the John Hancock SELECT retirement plan program. (These plans include 401(k), Money Purchase and Profit Sharing plans.)


o An investor who buys through a Merrill Lynch, Raymond Jams Financial Services or Raymond James & Associates omnibus account. However, a CDSC may apply if the shares are sold within 12 months of purchase.

o Certain retirement plans participating in Merrill Lynch servicing programs offered in Class C shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Consultant for further information. Merrill Lynch retirement plans are waived from CDSC.


Class A and Class C shares may also be purchased without an initial sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

Combination Privilege. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account, and (c) groups which qualify for the Group Investment Program (see below). A company's (not an individual's) qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Broker's representative.

Accumulation Privilege. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of the reduced sales charge by taking into account not only the amount being invested but also the investor's purchase price or current account value of the Class A shares of all John Hancock funds which carry a sales charge already held by such person. Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. Retirement plan investors may include the value of Class B shares if Class B shares held are greater than $1 million. Retirement plans must notify Signature Services to utilize. A company's (not an individual's) qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.

Letter of Intention. Reduced sales charges are also applicable to investments pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a period of thirteen (13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period.

These retirement plans include traditional, Roth IRAs and Coverdell ESAs, SEP, SARSEP, 401(k), 403(b) (including TSAs) SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and Section 457 plans. An individual's non-qualified and qualified retirement plan investments cannot be combined to satisfy an LOI of 48 months. Such an investment (including accumulations and combinations but not including reinvested dividends) must aggregate $100,000 or more during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months), the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the subject Fund to sell, any additional Class A shares and may be terminated at any time.

Deferred Sales Charge on Class B AND CLASS C Shares

Investments in Class B shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B and Class C shares which are redeemed within six years or one year of purchase, respectively, will be subject to a CDSC at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price or on shares derived from reinvestment of dividends or capital gains distributions.

Class B shares are not available to retirement plans that had more than 100 eligible employees at the inception of the Fund account.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C, or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share's value above its initial purchase price is not subject to a CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 Class B shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

o Proceeds of 50 shares redeemed at $12 per shares (50 x 12)                   $ 600.00
o*Minus Appreciation ($12 - $10) x 100 shares                                   (200.00)
o Minus proceeds of 10 shares not subject to CDSC (dividend reinvestment)       (120.00)
                                                                               --------
o Amount subject to CDSC                                                       $ 280.00

*The appreciation is based on all 100 shares in the account not just the shares being redeemed.

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Brokers for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and of Class A shares of the Fund that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

* Redemptions due to death or disability. (Does not apply to Trust accounts unless Trust is dissolved.)

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.

* Redemptions of Class B and Class C shares made under a periodic withdrawal plan, or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note, this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC.)

* Certain retirement plans participating in Merrill Lynch servicing programs offered in Class A, Class B and Class C shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch financial consultant for further information.


* Redemptions of Class A shares by retirement plans that invested through the PruArray Program sponsored by Prudential Securities.

* Redemptions of Class A shares made after one year from the inception date of a retirement plan at John Hancock.

For Retirement Accounts (such as traditional, Roth IRAs and Coverdell ESAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.

* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code. (Waiver based on required minimum distribution calculations for John Hancock Mutual Fund IRA assets only.)

*     Returns of excess contributions made to these plans.

* Redemptions made to effect distributions to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and Profit-Sharing/401(k) Plans), 457 and 408 (SEPs and SIMPLE IRAs) of the Internal Revenue Code.

* Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992 and certain IRA plans that purchased shares prior to May 15, 1995.

Please see matrix for some examples.

--------------------------------------------------------------------------------------------------------------------------
Type of                     401 (a) Plan        403 (b)            457                IRA, IRA             Non-
Distribution                (401 (k),                                                 Rollover             retirement
                            MPP, PSP
                            457 & 408
                            (SEPs &
                            Simple IRAs)
--------------------------------------------------------------------------------------------------------------------------
Death or                    Waived              Waived             Waived             Waived               Waived
Disability
--------------------------------------------------------------------------------------------------------------------------
Over 70 1/2                 Waived              Waived             Waived             Waived for           12% of account
                                                                                      required             value annually
                                                                                      minimum              in periodic
                                                                                      distributions*or     payments
                                                                                      12% of account
                                                                                      value annually
                                                                                      in periodic
                                                                                      payments
--------------------------------------------------------------------------------------------------------------------------
Between 59 1/2              Waived              Waived             Waived             Waived for Life      12% of account
and 70 1/2                                                                            Expectancy or        value annually
                                                                                      12% of account       in periodic
                                                                                      value annually       payments
                                                                                      in periodic
                                                                                      payments
--------------------------------------------------------------------------------------------------------------------------
Under 59 1/2                Waived for          Waived for         Waived for         Waived for           12% of account
(Class B and                annuity             annuity            annuity            annuity              value annually
Class C only)               payments (72t)      payments (72t)     payments (72t)     payments (72t)       in periodic
                            or 12% of           or 12% of          or 12% of          or 12% of            payments
                            account value       account value      account value      account value
                            annually in         annually in        annually in        annually in
                            periodic            periodic           periodic           periodic
                            payments            payments           payments           payments
--------------------------------------------------------------------------------------------------------------------------
Loans                       Waived              Waived             N/A                N/A                  N/A
--------------------------------------------------------------------------------------------------------------------------
Termination of Plan         Not Waived          Not Waived         Not Waived         Not Waived           N/A
--------------------------------------------------------------------------------------------------------------------------
Hardships                   Waived              Waived             Waived             N/A                  N/A
--------------------------------------------------------------------------------------------------------------------------
Qualified Domestic          Waived              Waived             Waived             N/A                  N/A
Relations Orders
--------------------------------------------------------------------------------------------------------------------------
Termination of              Waived              Waived             Waived             N/A                  N/A
Employment
Before Normal
Retirement Age
--------------------------------------------------------------------------------------------------------------------------
Return of Excess            Waived              Waived             Waived             Waived               N/A
--------------------------------------------------------------------------------------------------------------------------

*Required minimum distribution based on John Hancock Mutual Fund IRA assets only.

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purpose of making such payment at the same value as used in determining the Fund's net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class for shares of the same class in any other John Hancock fund offering that class.

Exchanges between funds with shares that are not subject to a CDSC are based on their respective net asset values. No sales charge or transactions charge is imposed. Shares of the Fund which are subject to a CDSC may be exchanged into shares of any of the other John Hancock funds that are subject to a CDSC without incurring the CDSC; however, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed (except that shares exchanged into John Hancock 500 Index Fund will retain the exchanged fund's CDSC schedule). For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

If a retirement plan exchanges the plan's Class A account in its entirety from the Fund to a non-John Hancock investment, the one-year CDSC applies.

If a shareholder exchanges Class B shares purchased prior to January 1, 1994 for Class B shares of any other John Hancock fund, the acquired shares will continue to be subject to the CDSC schedule that was in effect when the exchanged shares were purchased.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The Fund may refuse any exchange order. The Fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".

Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares, which may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time as a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investment will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the order date of any investment.

Reinstatement and Reinvestment Privilege. If Signature Services is notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of that Fund or another John Hancock fund, subject to the minimum investment limit of that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of any John Hancock fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of the CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

To protect the interests of other investors in the Fund, the Fund may cancel the reinvestment privilege of any parties that, in the opinion of the Funds, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. Also, the Fund may refuse any reinvestment request.

The Fund may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS."

Retirement Plans participating in Merrill Lynch's servicing programs.
---------------------------------------------------------------------


Class A and Class C hares are available at net asset value for Merrill Lynch retirement plans, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See Merrill Lynch Financial Consultant for further information.


For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES

Shares of the Fund may be purchased or redeemed through certain broker-dealers or Service Agents ("Brokers"). Brokers may charge for their services or place limitations on the extent to which you may use the services of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker's authorized designee, receives the order. If a broker is an agent or designee of the Fund, orders are processed at the NAV next calculated after the broker receives the order. The broker must segregate any orders it receives after the close of regular trading on the New York Stock Exchange and transmit those orders to the Fund for execution at NAV next determined. Some brokers that maintain nominee accounts with the Fund for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. The Adviser, the Fund, and/or John Hancock Funds, LLC (the Fund's principal distributor), share in the expense of these fees.

DESCRIPTION OF THE FUND'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized the issuance of two series of shares - John Hancock Massachusetts Tax-Free Income Fund and the John Hancock New York Tax-Free Income Fund. Additional series may be added in the future. The Trustees have also authorized the issuance of three classes of shares of each series, designated as Class A, Class B and Class C.

The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class or series of the Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to each class of shares will be borne exclusively by that class (ii) Class B and Class C shares will pay higher distribution and service fees than Class A shares and (iii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares are purchased. No interest will be paid on uncashed dividend or redemption checks.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable by the Fund, except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. The Fund's shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Fund's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Fund. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder of any Fund held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Fund shall be liable for the liabilities of any other series. Furthermore, no fund included in this Fund's Prospectus shall be liable for the liabilities of any other John Hancock fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Funds to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Selling activities for the Fund may not take place outside the U.S. except with U.S. military bases, APO addresses and U.S. diplomats. Brokers of record on Non-U.S. investors' accounts with foreign mailing addresses are required to certify that all sales activities have occurred, and in the future will occur, only in the U.S. A foreign corporation may purchase shares of the Fund only if it has a U.S. mailing address.

TAX STATUS

Federal Income Taxation

The Fund is treated as a separate entity for accounting and tax purposes, has qualified and elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to so qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on its tax-exempt interest and taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

The Fund will be subject to a 4% non-deductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.

The Fund expects to qualify to pay "exempt-interest dividends," as defined in the Code. To qualify to pay exempt-interest dividends, the Fund must, at the close of each quarter of its taxable year, have at least 50% of the value of its total assets invested in municipal securities whose interest is excluded from gross income under Section 103(a) of the Code. In purchasing municipal securities, the Fund intends to rely on opinions of nationally recognized bond counsel for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes and, if available, the exemption of such interest from New York State and New York City personal income taxes. The Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels' opinions are correct. Bond counsels' opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws enacted principally during the 1980's not only had the effect of limiting the purposes for which tax-exempt bonds could be issued and reducing the supply of such bonds, but also increased the number and complexity of requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of the Fund's distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income. The availability of tax-exempt obligations and the value of the Fund's portfolio may be affected by restrictive federal income tax legislation enacted in recent years or by similar future legislation.

If the Fund satisfies the applicable requirements, dividends paid by the Fund which are attributable to tax exempt interest on municipal securities and designated by the Fund as exempt-interest dividends in a written notice mailed to its shareholders within sixty days after the close of its taxable year may be treated by shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. The recipient of tax-exempt income is required to report such income on his federal income tax return. However, a shareholder is advised to consult his tax adviser with respect to whether exempt-interest dividends retain the exclusion under Section 103(a) if such shareholder would be treated as a "substantial user" or a "related person" thereof under Section 147(a) with respect to any of the tax-exempt obligations held by the Fund. The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of the Fund is not deductible to the extent it is deemed related to the Fund's exempt-interest dividends. Pursuant to published guidelines, the Internal Revenue Service may deem indebtedness to have been incurred for the purpose of purchasing or carrying shares of the Fund even though the borrowed money may not be directly traceable to the purchase of shares.

Although all or a substantial portion of the dividends paid by the Fund may be excluded by the Fund's shareholders from their gross income for federal income tax purposes, the Fund may purchase specified private activity bonds, the interest from which (including the Fund's distributions attributable to such interest) may be a preference item for purposes of the federal alternative minimum tax (both individual and corporate). All exempt-interest dividends from the Fund, whether or not attributable to private activity bond interest, may increase a corporate shareholder's liability, if any, for corporate alternative minimum tax and will be taken into account in determining the extent to which a shareholder's Social Security or certain railroad retirement benefits are taxable.

Distributions other than exempt-interest dividends from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. Taxable distributions include distributions from the Fund that are attributable to (i) taxable income, including but not limited to taxable bond interest, recognized market discount income, original issue discount income accrued with respect to taxable bonds, income from repurchase agreements, income from securities lending, income from dollar rolls, income from interest rate swaps, caps, floors and collars, and a portion of the discount from certain stripped tax- exempt obligations or their coupons or (ii) capital gains from the sale or constructive sale of securities or other investments (including from the disposition of rights to when-issued securities prior to issuance) or from options and futures contracts. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as long-term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains or losses, other than those gains and losses included in computing net capital gain, after reduction by deductible expenses.) Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Amounts that are not allowable as a deduction in computing taxable income, including expenses associated with earning tax-exempt interest income, do not reduce the Fund's current earnings and profits for these purposes. Consequently, the portion, if any, of the Fund's distributions from gross tax-exempt interest income that exceeds its net tax-exempt interest would be taxable as ordinary income to the extent of such disallowed deductions even though such excess portion may represent an economic return of capital. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

After the close of each calendar year, the Fund will inform shareholders of the federal income tax status of its dividends and distributions for such year, including the portion of such dividends that qualifies as tax-exempt and the portion, if any, that should be treated as a tax preference item for purposes of the federal alternative minimum tax. Shareholders who have not held shares of the Fund for its full taxable year may have designated as tax-exempt or as a tax preference item a percentage of distributions which is not equal to the actual amount of a pro rata share of tax-exempt income or tax preference item income earned by the Fund during the period of their investment in the Fund.

The amount of the Fund's net realized capital gains, if any, in any given year will vary depending upon the Adviser's current investment strategy and whether the Adviser believes it to be in the best interest of the Fund to dispose of Fund securities and/or engage in options or futures transactions that will generate capital gains. At the time of an investor's purchase of the Fund's shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio. Consequently, subsequent distributions on these shares from such appreciation may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of the Fund (including by exercise of the exchange privilege) in a transaction that is treated as a sale for tax purposes, a shareholder will ordinarily realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. A sales charge paid in purchasing shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund or another John Hancock Fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Any loss realized upon the redemption of shares with a tax holding period of six months or less will be disallowed to the extent of all exempt-interest dividends paid with respect to such shares and, to the extent in excess of the amount disallowed, will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

Although its present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess of net long-term capital gain over net short-term capital loss in any year. The Fund will not, in any event, distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund and (c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.


For Federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in federal income tax liability to the Fund and, as noted above, would not be distributed to shareholders. The Fund has $596,051 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. These carryforwards expire on August 31, 2008 and August 31, 2010.


The Fund is required to accrue original issue discount ("OID") on certain debt securities (including zero coupon or deferred payment obligations) that have OID prior to the receipt of the corresponding cash payments. The mark to market or constructive sale rules applicable to certain options and futures contracts or other transactions may also require the Fund to recognize income or gain without a concurrent receipt of cash. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or borrow the cash, to satisfy these distribution requirements.

The Federal income tax rules applicable to certain structured or indexed securities, interest rate swaps, caps, floors and collars, dollar rolls and possibly other investments or transactions, are unclear in certain respects, and the Fund will account for these investments or transactions in a manner intended to preserve its qualification as a regulated investment company and avoid material tax liability.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. However, the Fund's taxable distributions may not be subject to backup withholding if the Fund can reasonably estimate that at least 95% of its distributions for the year will be exempt-interest dividends. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

The Fund may invest in debt obligations that are in the lower rating categories or are unrated. Investments in debt obligations that are at risk of default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. If the Fund invests in these debt obligations, it will address these issues in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and seek to avoid Federal income or excise tax.

Dividends and capital gain distributions paid by the Fund will not qualify for the dividends-received deduction for corporate shareholders.

Certain options and futures transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term and timing of some capital gains and losses realized by the Fund. Additionally, the Fund may be required to recognize gain (subject to tax distribution requirements) if an option, future, notional principal contract, or a combination thereof is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. Also, certain of the Fund's losses on its transactions involving options or futures contracts and/or offsetting or successor Fund positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gains. Some of these transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules (including consideration of available elections) applicable to options and futures transactions in order to seek to minimize any potential adverse tax consequences.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. Dividends (including exempt-interest dividends), capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes, except as described below under "State Income Tax Information." The discussion does not address special tax rules applicable to certain types of investors, such as insurance companies and financial institutions. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8, Form W-8BEN or other authorized withholding certificate is on file and to backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

STATE INCOME TAX INFORMATION

The Fund is not subject to Massachusetts Corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

NEW YORK TAXES

Exempt-interest dividends derived from interest on tax-exempt bonds of New York State and its political subdivisions and authorities and certain other governmental entities (for example, U.S. possessions), paid by the Fund to New York resident individuals, estates and trusts otherwise subject to these taxes, will not be subject to New York State and New York City personal income taxes and certain municipal tax surcharges.

Dividends, whether received in cash or additional shares, derived from the Fund's other investment income (including interest on U.S. Government obligations and Tax-Exempt Bonds other than those described in the preceding paragraph), and from the Fund's net realized short-term capital gains, are taxable for New York State and New York City personal income tax purposes as ordinary income. Tax surcharges will also apply. Dividends derived from net realized long-term capital gains of the Fund are taxable as long-term capital gains for New York State and New York City personal income tax purposes regardless of the length of time shareholders have held their shares.

Dividends derived from investment income and capital gains, including exempt-interest dividends, will be subject to the New York State franchise tax and the New York City General Corporation Tax if received by a corporation subject to those taxes. Certain distributions may, however, be eligible for a 50% dividend subtraction. Shares of the Fund will be included in a corporate shareholder's investment capital in determining its liability, if any, for these taxes.

New York State and New York City personal income taxes are imposed on "New York taxable income," which is defined, in the case of New York resident individuals, estates and trusts as "New York adjusted gross income" minus the New York deductions and New York exemptions. "New York adjusted gross income", in the case of a New York resident individual, estate or trust, is federal adjusted gross income with certain modifications Because distributions that qualify as exempt- interest dividends under IRC ss. 852(b) (5) will be excluded from Federal gross income and adjusted gross income, such distributions will also be excluded from New York adjusted gross income, unless specifically modified by New York law.

New York law requires that New York resident individuals, estates and trusts add certain items to their federal adjusted gross income. One such modification is the addition, to the extent not properly includible in Federal adjusted gross income, of interest income on obligations of any state (or political subdivision of any state) other than New York and its political subdivisions.

The Fund's dividends (including exempt-interest dividends) and distributions will not be tax-exempt for State and City purposes for corporate investors, so that corporate investors should consult their own tax advisers before investing in the Fund. All investors should consult their own tax advisers regarding the tax provisions described above and any additional taxes to which they may be subject, including but not limited to minimum taxes, tax surcharges, and taxes based on or affected by the ownership of intangible property such as mutual fund shares.

Under New York tax law, a portion of interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying dividends which are exempt from the New York State and New York City personal income taxes, such as the Fund, will not be deductible by the investor for New York State and New York City personal income tax purposes.

CALCULATION OF PERFORMANCE

For the 30-day period ended August 31, 2002, the annualized yields for the Fund's Class A, Class B and Class C shares were 4.27%, 3.78% and 3.73%, respectively.

As of August 31, 2002, the average annual total returns before taxes of the Class A shares of the Fund for the one, five and ten year periods were -0.63%, 4.75% and 5.77%, respectively.

As of August 31, 2002, the average annual returns before taxes of the Class B shares of the Fund for one and five year periods and since the commencement of operations on October 3, 1996 were -1.65%, 4.66% and 5.24%, respectively.

As of August 31, 2002, the average annual returns before taxes of the Class C shares, for the one year period and since the commencement of operations on April 1, 1999, were 1.27% and 4.25%, respectively.

The average annual total return before taxes is computed by finding the average annual compounded rate of return over the 1-year, 5-year and 10-year periods, or the period since the commencement of operations, that would equate the initial amount invested to the ending redeemable value according to the following formula:

      n
P(1+T)  = ERV

Where:
       P=     a hypothetical initial payment of $1,000.
       T=     average annual total return
       n=     number of years
     ERV=     ending redeemable value of a hypothetical $1,000 payment
              made at the beginning of the 1-year, 5-year or 10-year periods (or fractional portion).

The Fund discloses average annual total returns after taxes for Class A shares for the one, five and 10 year periods ended December 31, 2001 in the prospectus. After tax returns are computed using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The average annual total return (after taxes on distributions) is computed by finding the average annual compounded rate of return over the 1-year, 5-year and 10-year periods, or the period since the commencement of operations, that would equate the initial amount invested to the ending redeemable value according to the following formula:

      n
P(1+T)  = ATV
             D

Where:
       P=     a hypothetical initial payment of $1,000.
       T=     average annual total return (after taxes on distributions)
       n=     number of years
   ATV =      ending value of a hypothetical $1,000 payment made at
      D       the beginning of the 1-year, 5-year, or 10-year periods
              (or fractional portion) after taxes on fund distributions but not after taxes on redemption.

The average annual total return (after taxes on distributions and redemption) is computed by finding the average annual compounded rate of return over the 1-year, 5-year, and 10-year periods, or the period since the commencement of operations, that would equate the initial amount invested to the ending redeemable value according to the following formula:

      n
P(1+T)  = ATV
             DR

Where:
       P=     a hypothetical initial payment of $1,000.
       T=     average annual total return (after taxes on distributions and redemption)
       n=     number of years
   ATV  =     ending value of a hypothetical $1,000 payment made at
      DR      the beginning of the 1-year, 5-year or 10-year periods
              (or fractional portion), after taxes on fund distributions and redemption.

Because each class has its own sales charge and fee structure, the classes have different performance results. In the case of each class, these calculations assume the maximum sales charge is included in the initial investment or the CDSC applied at the end of the period. These calculations assume that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Fund's sales charge from the distribution rate produces a higher rate.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be quoted with or without taking the Fund's sales charge on Class A shares or the CDSC on Class B or Class C shares into account. Excluding the Fund's sales charge on Class A shares and the CDSC on Class B or Class C shares from a total return calculation produces a higher total return figure.

In the case of a tax-exempt obligation issued without original issue discount and having a current market discount, the coupon rate of interest is used in lieu of the yield to maturity. Where, in the case of a tax-exempt obligation with original issue discount, the discount based on the current market value exceeds the then-remaining portion or original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. Where, in the case of a tax-exempt obligation with original issue discount, the discount based on the current market value is less than the then-remaining portion of original issue discount (market premium), the yield to maturity is based on the market value.

The Fund may advertise yield, where appropriate. The Fund's yield is computed by dividing net investment income per share determined for a 30-day period by the maximum offering price per share (which includes the full sales charge) on the last day of the period, according to the following standard formula:

Yield = 2 ([(a - b) +1]6
             -----      -1)
              cd

Where:

      a=     dividends and interest earned during the period.
      b=     net expenses accrued during the period.
      c=     the average daily number of fund shares outstanding during the period that would be entitled to receive dividends.
      d=     the maximum offering price per share on the last day of the period (NAV where applicable).

The Fund may advertise a tax-equivalent yield, which is computed by dividing that portion of the yield of the Fund which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. The tax equivalent yields for the Fund's Class A, Class B and Class C shares at the combined maximum federal and New York tax rates, which assumes the full deductibility of state income taxes on the federal income tax return, for the 30-day period ended August 31, 2002 were 7.47%, 6.61% and 6.52%, respectively.

From time to time, in reports and promotional literature, the Fund's yield and total return will be compared to indices of mutual funds and bank deposit vehicles such as Lipper Analytical Services, Inc.'s "Lipper - Fixed Income Fund Performance Analysis," a monthly publication which tracks net assets, total return, and yield on fixed income mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes as well as the Russell and Wilshire Indices. Comparisons may also be made to bank certificates of deposit, ("CDs") which differ from mutual funds, in several ways. The interest rate established by the sponsoring bank is fixed for the term of a CD. There are penalties for early withdrawal from CDs, and the principal on a CD is insured.

Performance rankings and ratings reported periodically in, and excerpts from, national financial publication such as MONEY MAGAZINE, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S, BARRON'S, etc., as well as LIPPER, may also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta". Beta is a reflection of the market-related risk of the Funds by showing how responsive the Fund is to the market.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

Brokerage Allocation

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser pursuant to recommendations made by an investment committee of the Adviser, which consists of officers and directors of the Adviser and affiliates, and Trustees who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the Adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed.

To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser of the Fund, and their value and expected contribution to the performance of the Fund.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Funds may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that the price is reasonable in light of the services provided and to policies that the Trustees may adopt from time to time. During the fiscal year ended August 31, 2002, the Fund did not pay commissions to compensate any brokers for research services.

Research services received from broker-dealers supplement the Adviser's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; and information concerning prices of securities. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with the Adviser's personnel with respect to computerized systems and data furnished to the Adviser as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

The outside research assistance is useful to the Adviser since the broker-dealers used by the Adviser tend to follow a broader universe of securities and other matters than the Adviser's staff can follow. In addition, the research provides the Adviser with a diverse perspective on financial markets. Research services provided to the Adviser by broker-dealers are available for the benefit of all accounts managed or advised by the Adviser or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's clients, including the Fund. However, the Fund is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities. In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments.

The Adviser believes that the research services are beneficial in supplementing the Adviser's research and analysis and that they improve the quality of the Adviser's investment advice. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The advisory fee paid by the Fund is not reduced because the Adviser receives such services. However, to the extent that the Adviser would have purchased research services had they not been provided by broker-dealers, the expenses to the Adviser could be considered to have been reduced accordingly. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitment to allocate portfolio transactions upon any prescribed basis.

While the Adviser's officers will be primarily responsible for the allocation of the Fund's brokerage business, the policies in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees. For the fiscal years ended August 31, 2000, 2001 and 2002, the Fund paid negotiated brokerage commissions in the amount of $0, $0 and $0, respectively.

The Adviser may determine target levels of commission business with various brokers on behalf of its clients (including the Fund) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Fund and other mutual funds advised by the Adviser in particular, including sales of the Fund. In connection with (3) above, the Fund's trades may be executed directly by dealers that sell shares of the John Hancock funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution and the Conduct Rules of the National Association of Securities Dealers, Inc. The Adviser will not use a specific formula in connection with any of these considerations to determine the target levels

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker-dealer (until January 1, 1999, John Hancock Distributors, Inc.) ("Signator" or Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through the Affiliated Broker. During the fiscal years ending August 31, 2000, 2001 and 2002, the Fund did not execute any portfolio transactions with the Affiliated Broker.

Signator may act as broker for the Funds on exchange transactions, subject, however, to the general policy of the Funds set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated customers, except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company
Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Broker, has, as an investment adviser to the Fund, the obligation to provide investment management services, which include elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transaction as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. Because of this, client accounts in a particular style may sometimes not sell or acquire securities as quickly or at the same prices as they might if each were managed and traded individually.

For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. For high demand issues (for example, initial public offerings), shares will be allocated pro rata by account size as well as on the basis of account objective, account size ( a small account's allocation may be increased to provide it with a meaningful position), and the account's other holdings. In addition, an account's allocation may be increased if that account's portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to get a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, strategies, duration benchmarks and credit and sector exposure. For example, value funds will likely not participate in initial public offerings as frequently as growth funds. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES


John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays Signature Services an annual fee of $17.00 for each Class A shareholder account and $19.50 for each Class B shareholder account and $18.50 for each Class C shareholder account. The Fund also pays Signature Services an annual fee of 0.01% of average daily net assets attributable to Class A, Class B and Class C shares. For Class A, B, and C shares, the Fund also pays certain out-of pocket expenses. Expenses are aggregated and allocated to each class on the basis of their relative net asset values.


CUSTODY OF PORTFOLIO

Portfolio securities of the Funds are held pursuant to a custodian agreement between the Fund and The Bank of New York, One Wall Street, New York, New York 10286. Under the custodian agreement, The Bank of New York is performing custody, Foreign Custody Manager and fund accounting services.

INDEPENDENT ACCOUNTANTS

The independent accountants of the Fund are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP audits and renders an opinion on the Fund's annual financial statements and reviews the Fund's annual Federal income tax return.

APPENDIX A - DESCRIPTION OF INVESTMENT RISK

MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of the fund's risk profile in the prospectus.

A fund is permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the Fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief definitions of certain associated risks with them with examples of related securities and investment practices included in brackets. See the "Investment Objective and Policies" and "Investment Restrictions" sections of this Statement of Additional Information for a description of this Fund's investment policies. The Fund follows certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive return over any period of time -- days, months or years.

TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks. (e.g., futures and related options; securities and index options, swaps, caps, floors, collars).

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Common to all debt securities.(e.g. borrowing; reverse repurchase agreements, repurchase agreements, financial futures and options; securities and index options, securities lending, non-investment grade debt securities, private activity bonds, participation interests and structured securities, swaps, caps, floors, collars).

Information risk The risk that key information about a security or market is inaccurate or unavailable. Common to all municipal securities. (e.g. non-investment grade debt securities, private activity bonds and participation interests).

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. (e.g. financial futures and options; securities and index options, non-investment grade debt securities, private activity bonds, participation interests, structured securities and swaps, caps, floors and collars).

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. (e.g. borrowing; reverse repurchase agreements, when-issued securities and forward commitments).

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

o Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance. (e.g. financial futures and options; securities and index options, non-investment-grade debt securities, restricted and illiquid securities, participation interests, swaps, caps, floors, collars , structured securities).

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them. (e.g. financial futures and options; securities and index options, short-term trading, when-issued securities and forward commitments, non-investment-grade debt securities, restricted and illiquid securities, structured securities).

Natural event risk The risk of losses attributable to natural disasters, such as earthquakes and similar events. (e.g. private activity bonds).

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. (e.g. financial futures and options; securities and index options, when-issued securities and forward commitments).

Political risk The risk of losses attributable to government or political actions of any sort. (e.g. private activity bonds).

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for, (e.g. non-investment-grade debt securities, Restricted and illiquid securities, participation interests, structured securities, swaps, caps, floors, collars).

APPENDIX B - DESCRIPTION OF BOND  RATINGS

Moody's describes its ratings for Tax-Exempt Bonds as follows:

Bonds. "Bonds which are rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Bonds which are rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of grater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in 'Aaa' securities.

"Bonds which are rated 'A' possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Bonds which are rated 'Baa' are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Bonds which are rated 'Ba' are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position, characterizes bonds in this class.

"Bonds which are rated 'B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

"Bonds which are rated 'Caa' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

"Bonds which are rated 'Ca' represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

"Bonds which are rated 'C' are the lowest rated classes of bonds, and issues so rated can be regarded as having extremely poor prospects of ever obtaining any real investment standing."

Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue. Should no rating be assigned, the reason may be one of the following: (i) an application for rating was not received or accepted; (ii) the issue or issuer belongs to a group of securities that are not rated as a matter of policy; (iii) there is a lack of essential data pertaining to the issue or issuer; or (iv) the issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Standard & Poor's describes its ratings for Tax-Exempt Bonds as follows:

"AAA. Debt rated 'AAA' has the highest rating by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

"AA. Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

"A. Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

"BBB. Debt rated 'BBB' is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."

Debt rated "BB," "B," "CCC," or "CC" is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and pay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Unrated. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Fitch describes its rating for Tax-Exempt Bonds as follows:

      AAA. Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

      AA. Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and the 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

      A. Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

      BBB. Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

      BB. Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

Notes. Ratings for state and municipal notes and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance on bond risk are of lesser importance in the short run. Symbols will be used as follows:

"MIG-1 Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

"MIG-2 Notes bearing this designation are of high quality with margins of protection ample although not so large as in the preceding group."

Commercial Paper. As described in the Prospectus, the Fund may invest in commercial paper which is rated A-1 or A-2 by Standard & Poor's, P-1 or P-2 by Moody's or F-1+ or f1 by Fitch.

Moody's ratings for commercial paper are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's two highest commercial paper rating categories are as follows:

"P-1 -- "Prime-1" indicates the highest quality repayment capacity of the rated issues.

"P-2 -- "Prime-2" indicates that the issuer has a strong capacity for repayment of short-term promissory obligations. Earnings trends and coverage ratios, while sound, will be more subjective to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained."

Standard & Poor's commercial paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days. Standard & Poor's two highest commercial paper rating categories are as follows:

"A-1 -- This designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

"A-2 -- Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1."

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch's short-term ratings are as follows:

F-1+ Exceptionally strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+"

FINANCIAL STATEMENTS


                                      F-1